Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Extended Market Index Portfolio
September 30, 2022
VEMI-NPRT3-1122
1.9887319.104
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	589	21,039
AST SpaceMobile, Inc. (a)(b)	1,332	9,617
ATN International, Inc.	346	13,345
Bandwidth, Inc. (a)	772	9,187
Cogent Communications Group, Inc.	1,394	72,711
Consolidated Communications Holdings, Inc. (a)	2,487	10,346
EchoStar Holding Corp. Class A (a)	1,218	20,060
Frontier Communications Parent, Inc. (a)	6,804	159,418
Globalstar, Inc. (a)(b)	22,023	35,017
IDT Corp. Class B (a)	578	14,352
Iridium Communications, Inc. (a)	4,183	185,600
Liberty Global PLC:
Class A (a)	5,588	87,117
Class C (a)	9,857	162,641
Liberty Latin America Ltd.:
Class A (a)	649	4,017
Class C (a)	5,652	34,760
Lumen Technologies, Inc. (b)	30,372	221,108
Ooma, Inc. (a)	696	8,561
Radius Global Infrastructure, Inc. (a)	2,375	22,373
		1,091,269
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	26,580	185,263
Cinedigm Corp. (a)(b)	4,568	1,803
Cinemark Holdings, Inc. (a)	3,507	42,470
Genius Brands International, Inc. (a)	8,673	5,216
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,333	17,334
Class B (a)	3,665	25,472
Live Nation Entertainment, Inc. (a)	4,473	340,127
Madison Square Garden Entertainment Corp. (a)(b)	836	36,859
Madison Square Garden Sports Corp. (a)	558	76,256
Marcus Corp. (b)	701	9,737
Playstudios, Inc. Class A (a)	2,754	9,611
Playtika Holding Corp. (a)(b)	3,407	31,992
Sciplay Corp. (A Shares) (a)	771	9,067
Skillz, Inc. (a)	8,714	8,888
Warner Music Group Corp. Class A	3,779	87,711
World Wrestling Entertainment, Inc. Class A (b)	1,409	98,870
		986,676
Interactive Media & Services - 0.4%
Angi, Inc. (a)	2,342	6,909
Bumble, Inc. (a)	2,378	51,103
CarGurus, Inc. Class A (a)	2,889	40,937
Cars.com, Inc. (a)	2,081	23,932
Eventbrite, Inc. (a)(b)	2,638	16,039
EverQuote, Inc. Class A (a)(b)	714	4,869
fuboTV, Inc. (a)(b)	5,939	21,083
IAC, Inc. (a)	2,754	152,517
Izea Worldwide, Inc. (a)(b)	1,976	1,407
Liberty TripAdvisor Holdings, Inc. (a)	2,025	2,207
MediaAlpha, Inc. Class A (a)(b)	719	6,291
Nextdoor Holdings, Inc. (a)(b)	3,207	8,948
QuinStreet, Inc. (a)	1,674	17,577
Shutterstock, Inc.	771	38,681
TripAdvisor, Inc. (a)	3,275	72,312
TrueCar, Inc. (a)	2,395	3,616
Vimeo, Inc. (a)	5,278	21,112
Yelp, Inc. (a)	2,183	74,026
Ziff Davis, Inc. (a)	1,549	106,076
		669,642
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	3,299	7,027
Altice U.S.A., Inc. Class A (a)	7,433	43,334
AMC Networks, Inc. Class A (a)	963	19,549
Audacy, Inc. Class A (a)	3,378	1,304
Boston Omaha Corp. (a)(b)	584	13,455
Cable One, Inc.	161	137,341
Cardlytics, Inc. (a)	1,073	10,086
Clear Channel Outdoor Holdings, Inc. (a)	15,626	21,408
DISH Network Corp. Class A (a)	8,206	113,489
E.W. Scripps Co. Class A (a)	1,937	21,830
Entravision Communication Corp. Class A	1,868	7,416
Gannett Co., Inc. (a)	4,943	7,563
Gray Television, Inc.	2,889	41,370
iHeartMedia, Inc. (a)	3,666	26,872
John Wiley & Sons, Inc. Class A	1,422	53,410
Lee Enterprises, Inc. (a)	153	2,693
Loyalty Ventures, Inc. (a)	569	688
Magnite, Inc. (a)	3,742	24,585
National CineMedia, Inc. (b)	1,721	1,121
News Corp.:
Class A	12,736	192,441
Class B	3,900	60,138
Nexstar Broadcasting Group, Inc. Class A	1,317	219,741
PubMatic, Inc. (a)	1,408	23,415
Scholastic Corp.	996	30,637
Sinclair Broadcast Group, Inc. Class A	1,477	26,719
Sirius XM Holdings, Inc. (b)	29,259	167,069
Stagwell, Inc. (a)(b)	2,454	17,055
TechTarget, Inc. (a)	875	51,800
TEGNA, Inc.	7,167	148,214
The New York Times Co. Class A	5,460	156,975
Thryv Holdings, Inc. (a)	569	12,990
WideOpenWest, Inc. (a)	1,753	21,509
		1,683,244
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,274	27,561
KORE Group Holdings, Inc. (a)	970	1,853
NII Holdings, Inc. (a)(c)	1,280	333
Shenandoah Telecommunications Co.	1,668	28,389
Telephone & Data Systems, Inc.	3,236	44,980
U.S. Cellular Corp. (a)	492	12,807
		115,923
TOTAL COMMUNICATION SERVICES		4,546,754
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.1%
Adient PLC (a)	3,100	86,025
American Axle & Manufacturing Holdings, Inc. (a)	3,778	25,804
Autoliv, Inc.	2,568	171,106
BorgWarner, Inc.	7,816	245,422
Cooper-Standard Holding, Inc. (a)	501	2,926
Dana, Inc.	4,695	53,664
Dorman Products, Inc. (a)	925	75,961
Fox Factory Holding Corp. (a)	1,381	109,209
Garrett Motion, Inc. (a)(b)	1,842	10,407
Gentex Corp.	7,657	182,543
Gentherm, Inc. (a)	1,087	54,057
Holley, Inc. (a)(b)	1,326	5,370
LCI Industries	832	84,415
Lear Corp.	1,952	233,635
Luminar Technologies, Inc. (a)(b)	7,192	52,394
Modine Manufacturing Co. (a)	1,641	21,235
Motorcar Parts of America, Inc. (a)	615	9,360
Patrick Industries, Inc.	727	31,872
QuantumScape Corp. Class A (a)(b)	8,434	70,930
Standard Motor Products, Inc.	614	19,955
Stoneridge, Inc. (a)	911	15,441
Tenneco, Inc. (a)	2,462	42,814
The Goodyear Tire & Rubber Co. (a)	9,223	93,060
Visteon Corp. (a)	917	97,257
XL Fleet Corp. (Class A) (a)	3,044	2,709
XPEL, Inc. (a)	548	35,313
		1,832,884
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	910	1,256
Canoo, Inc. (a)(b)	4,657	8,732
Faraday Future Intelligent Electric, Inc. (a)(b)	4,670	2,971
Fisker, Inc. (a)(b)	4,673	35,281
Harley-Davidson, Inc.	4,809	167,738
Lordstown Motors Corp. Class A (a)(b)	4,331	7,926
Rivian Automotive, Inc. (b)	5,253	172,876
Thor Industries, Inc. (b)	1,799	125,894
Winnebago Industries, Inc.	1,074	57,148
Workhorse Group, Inc. (a)(b)	5,184	14,878
		594,700
Distributors - 0.3%
Funko, Inc. (a)	896	18,117
LKQ Corp.	8,474	399,549
		417,666
Diversified Consumer Services - 1.0%
2U, Inc. (a)	2,586	16,163
ADT, Inc.	7,513	56,272
Adtalem Global Education, Inc. (a)	1,476	53,800
American Public Education, Inc. (a)	650	5,941
Bright Horizons Family Solutions, Inc. (a)	1,943	112,014
Carriage Services, Inc.	428	13,764
Chegg, Inc. (a)	4,124	86,893
Coursera, Inc. (a)	2,736	29,494
Duolingo, Inc. (a)	669	63,709
European Wax Center, Inc. (b)	563	10,387
Frontdoor, Inc. (a)	2,697	54,992
Graham Holdings Co.	128	68,861
Grand Canyon Education, Inc. (a)	1,057	86,938
H&R Block, Inc.	5,208	221,548
Laureate Education, Inc. Class A	4,541	47,908
Nerdy, Inc. Class A (a)(b)	1,838	3,878
OneSpaWorld Holdings Ltd. (a)	2,056	17,270
Perdoceo Education Corp. (a)	2,303	23,721
PowerSchool Holdings, Inc. (a)	1,347	22,481
Rover Group, Inc. Class A (a)(b)	2,704	9,031
Service Corp. International	5,182	299,209
Strategic Education, Inc.	755	46,365
Stride, Inc. (a)	1,398	58,758
Terminix Global Holdings, Inc. (a)	3,952	151,322
The Beachbody Co., Inc. (a)(b)	2,992	3,022
Vivint Smart Home, Inc. Class A (a)	1,365	8,982
WW International, Inc. (a)	1,828	7,184
Xpresspa Group, Inc. (a)(b)	3,484	2,665
		1,582,572
Hotels, Restaurants & Leisure - 2.6%
Accel Entertainment, Inc. (a)	1,836	14,339
ARAMARK Holdings Corp.	8,373	261,238
Bally's Corp. (a)	916	18,100
BJ's Restaurants, Inc. (a)	750	17,888
Bloomin' Brands, Inc.	2,641	48,410
Bluegreen Vacations Holding Corp. Class A	398	6,575
Boyd Gaming Corp.	2,612	124,462
Brinker International, Inc. (a)	1,445	36,096
Century Casinos, Inc. (a)	977	6,409
Choice Hotels International, Inc. (b)	1,074	117,624
Churchill Downs, Inc.	1,118	205,880
Chuy's Holdings, Inc. (a)	650	15,067
Cracker Barrel Old Country Store, Inc. (b)	761	70,453
Dave & Buster's Entertainment, Inc. (a)	1,274	39,532
Denny's Corp. (a)	1,963	18,472
Dine Brands Global, Inc.	552	35,085
Draftkings Holdings, Inc. (a)(b)	11,732	177,622
Drive Shack, Inc. (a)(b)	2,650	1,643
Dutch Bros, Inc. (b)	907	28,253
El Pollo Loco Holdings, Inc. (a)	551	4,915
Everi Holdings, Inc. (a)	3,022	49,017
F45 Training Holdings, Inc. (a)	583	1,801
First Watch Restaurant Group, Inc. (b)	278	4,025
Full House Resorts, Inc. (a)	1,021	5,738
GAN Ltd. (a)	1,156	2,566
Golden Entertainment, Inc. (a)	661	23,062
Hilton Grand Vacations, Inc. (a)	2,911	95,743
Hyatt Hotels Corp. Class A (a)	1,670	135,203
Inspired Entertainment, Inc. (a)	815	7,196
Jack in the Box, Inc.	688	50,960
Krispy Kreme, Inc. (b)	1,024	11,807
Kura Sushi U.S.A., Inc. Class A (a)	149	10,963
Life Time Group Holdings, Inc. (b)	1,233	12,022
Light & Wonder, Inc. Class A (a)	3,131	134,257
Lindblad Expeditions Holdings (a)	1,033	6,983
Lottery.Com, Inc. (a)(b)	1,047	236
Marriott Vacations Worldwide Corp.	1,353	164,877
Membership Collective Group, Inc. Class A (a)(b)	1,114	5,258
Monarch Casino & Resort, Inc. (a)	427	23,972
Noodles & Co. (a)	1,265	5,946
Norwegian Cruise Line Holdings Ltd. (a)(b)	13,707	155,712
Papa John's International, Inc.	1,042	72,950
Penn Entertainment, Inc. (a)	5,352	147,234
Planet Fitness, Inc. (a)	2,774	159,949
Playa Hotels & Resorts NV (a)	4,465	25,986
PlayAGS, Inc. (a)	974	5,162
Portillo's, Inc.	711	14,000
RCI Hospitality Holdings, Inc.	253	16,531
Red Robin Gourmet Burgers, Inc. (a)	460	3,096
Red Rock Resorts, Inc.	1,730	59,270
Rush Street Interactive, Inc. (a)	1,923	7,077
Ruth's Hospitality Group, Inc.	1,019	17,180
SeaWorld Entertainment, Inc. (a)	1,546	70,358
Shake Shack, Inc. Class A (a)	1,291	58,069
Six Flags Entertainment Corp. (a)(b)	2,551	45,153
Texas Roadhouse, Inc. Class A	2,227	194,328
The Cheesecake Factory, Inc. (b)	1,613	47,229
The ONE Group Hospitality, Inc. (a)(b)	742	4,927
Travel+Leisure Co.	2,792	95,263
Vail Resorts, Inc.	1,325	285,723
Wendy's Co.	5,581	104,309
Wingstop, Inc.	977	122,535
Wyndham Hotels & Resorts, Inc.	3,005	184,357
Wynn Resorts Ltd. (a)	3,448	217,327
Xponential Fitness, Inc. (a)	509	9,294
		4,122,714
Household Durables - 1.6%
Aterian, Inc. (a)(b)	1,819	2,256
Bassett Furniture Industries, Inc.	282	4,422
Beazer Homes U.S.A., Inc. (a)	964	9,322
Cavco Industries, Inc. (a)	279	57,407
Century Communities, Inc.	955	40,855
Cricut, Inc. (a)(b)	1,508	13,964
Dream Finders Homes, Inc. (a)(b)	549	5,819
Ethan Allen Interiors, Inc.	710	15,009
GoPro, Inc. Class A (a)	4,248	20,943
Green Brick Partners, Inc. (a)	1,529	32,690
Helen of Troy Ltd. (a)	781	75,320
Hooker Furnishings Corp.	342	4,614
Hovnanian Enterprises, Inc. Class A (a)	165	5,891
Installed Building Products, Inc.	758	61,390
iRobot Corp. (a)(b)	888	50,021
KB Home	2,836	73,509
La-Z-Boy, Inc.	1,432	32,320
Leggett & Platt, Inc.	4,349	144,474
LGI Homes, Inc. (a)(b)	684	55,657
Lovesac (a)	434	8,845
M.D.C. Holdings, Inc.	1,867	51,193
M/I Homes, Inc. (a)	936	33,911
Meritage Homes Corp. (a)	1,202	84,465
Mohawk Industries, Inc. (a)	1,682	153,382
Newell Brands, Inc.	12,018	166,930
PulteGroup, Inc.	7,761	291,038
Purple Innovation, Inc. (a)	2,520	10,206
Skyline Champion Corp. (a)	1,731	91,518
Snap One Holdings Corp. (a)	515	5,222
Sonos, Inc. (a)	4,193	58,283
Taylor Morrison Home Corp. (a)	3,909	91,158
Tempur Sealy International, Inc.	5,747	138,733
Toll Brothers, Inc.	3,598	151,116
TopBuild Corp. (a)	1,071	176,479
Traeger, Inc. (a)	672	1,895
TRI Pointe Homes, Inc. (a)	3,382	51,102
Tupperware Brands Corp. (a)(b)	1,443	9,452
Universal Electronics, Inc. (a)	424	8,340
Vizio Holding Corp. (a)	1,234	10,785
VOXX International Corp. (a)(b)	443	3,371
Vuzix Corp. (a)(b)	1,846	10,688
Weber, Inc. (b)	675	4,435
Whirlpool Corp.	1,836	247,511
ZAGG, Inc. rights (a)(c)	548	49
		2,565,990
Internet & Direct Marketing Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	906	5,880
BARK, Inc. (a)	2,446	4,452
CarParts.com, Inc. (a)	1,564	8,086
Chewy, Inc. (a)(b)	2,968	91,177
ContextLogic, Inc. (a)(b)	11,083	8,134
Duluth Holdings, Inc. (a)	336	2,365
Groupon, Inc. (a)(b)	733	5,835
Lands' End, Inc. (a)(b)	391	3,019
Liquidity Services, Inc. (a)	902	14,667
Lyft, Inc. (a)	9,880	130,120
Overstock.com, Inc. (a)(b)	1,413	34,407
PetMed Express, Inc. (b)	666	13,000
Polished.Com, Inc. (a)(b)	3,253	1,692
Porch Group, Inc. Class A (a)(b)	2,295	5,164
Poshmark, Inc. (a)(b)	1,339	20,982
Quotient Technology, Inc. (a)(b)	2,604	6,015
Qurate Retail, Inc. Series A	11,297	22,707
Remark Holdings, Inc. (a)(b)	3,026	805
Rent the Runway, Inc. Class A	547	1,203
Revolve Group, Inc. (a)(b)	1,358	29,455
RumbleON, Inc. Class B (a)	322	5,448
Stitch Fix, Inc. (a)(b)	2,731	10,787
The RealReal, Inc. (a)	2,959	4,439
thredUP, Inc. (a)	2,158	3,971
Vivid Seats, Inc. Class A	668	5,117
Wayfair LLC Class A (a)(b)	2,604	84,760
Xometry, Inc. (a)(b)	329	18,684
		542,371
Leisure Products - 0.6%
Acushnet Holdings Corp.	1,108	48,187
American Outdoor Brands, Inc. (a)(b)	451	3,955
AMMO, Inc. (a)(b)	2,717	7,961
Brunswick Corp.	2,475	161,989
Clarus Corp. (b)	853	11,487
JAKKS Pacific, Inc. (a)	235	4,543
Johnson Outdoors, Inc. Class A	247	12,674
Latham Group, Inc. (a)	963	3,457
Malibu Boats, Inc. Class A (a)	678	32,537
MasterCraft Boat Holdings, Inc. (a)	581	10,952
Mattel, Inc. (a)	11,507	217,943
Nautilus, Inc. (a)	958	1,562
Peloton Interactive, Inc. Class A (a)(b)	10,063	69,737
Polaris, Inc. (b)	1,826	174,657
Smith & Wesson Brands, Inc.	1,480	15,348
Solo Brands, Inc. Class A	416	1,581
Sturm, Ruger & Co., Inc.	591	30,017
Topgolf Callaway Brands Corp. (a)	3,802	73,227
Vista Outdoor, Inc. (a)	1,842	44,797
YETI Holdings, Inc. (a)	2,828	80,655
		1,007,266
Multiline Retail - 0.3%
Big Lots, Inc. (b)	970	15,142
Dillard's, Inc. Class A (b)	122	33,277
Franchise Group, Inc.	903	21,943
Kohl's Corp.	4,204	105,731
Macy's, Inc.	9,312	145,919
Nordstrom, Inc. (b)	3,651	61,081
Ollie's Bargain Outlet Holdings, Inc. (a)	1,907	98,401
		481,494
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	1,605	24,958
Academy Sports & Outdoors, Inc.	2,791	117,724
Advance Auto Parts, Inc.	1,995	311,898
America's Car Mart, Inc. (a)	186	11,350
American Eagle Outfitters, Inc.	5,056	49,195
Arko Corp.	2,110	19,813
Asbury Automotive Group, Inc. (a)	724	109,396
AutoNation, Inc. (a)	1,162	118,373
Barnes & Noble Education, Inc. (a)	963	2,311
Bath & Body Works, Inc.	7,794	254,084
Bed Bath & Beyond, Inc. (a)(b)	2,617	15,938
Big 5 Sporting Goods Corp. (b)	716	7,690
Boot Barn Holdings, Inc. (a)	977	57,115
Brilliant Earth Group, Inc. Class A	302	1,730
Build-A-Bear Workshop, Inc.	463	6,172
Caleres, Inc.	1,262	30,566
Camping World Holdings, Inc. (b)	1,268	32,106
CarLotz, Inc. Class A (a)	2,363	709
Carvana Co. Class A (a)(b)	3,251	65,995
Chico's FAS, Inc. (a)	4,091	19,800
Citi Trends, Inc. (a)	299	4,637
Conn's, Inc. (a)(b)	576	4,078
Designer Brands, Inc. Class A	2,006	30,712
Destination XL Group, Inc. (a)(b)	1,075	5,827
Dick's Sporting Goods, Inc.	1,897	198,502
EVgo, Inc. Class A (a)(b)	2,208	17,465
Express, Inc. (a)	2,035	2,218
Five Below, Inc. (a)	1,816	250,009
Floor & Decor Holdings, Inc. Class A (a)	3,464	243,381
Foot Locker, Inc.	2,733	85,078
GameStop Corp. Class A (a)(b)	8,084	203,151
Gap, Inc.	6,907	56,706
Genesco, Inc. (a)	414	16,278
Group 1 Automotive, Inc.	543	77,578
GrowGeneration Corp. (a)(b)	1,640	5,740
Guess?, Inc.	1,141	16,738
Haverty Furniture Companies, Inc. (b)	426	10,607
Hibbett, Inc. (b)	388	19,326
JOANN, Inc. (b)	357	2,363
Kirkland's, Inc. (a)(b)	401	1,207
Lazydays Holdings, Inc. (a)(b)	358	4,833
Leslie's, Inc. (a)(b)	4,495	66,121
Lithia Motors, Inc. Class A (sub. vtg.)	946	202,964
LL Flooring Holdings, Inc. (a)	972	6,736
MarineMax, Inc. (a)	686	20,436
Monro, Inc. (b)	1,099	47,763
Murphy U.S.A., Inc.	725	199,310
National Vision Holdings, Inc. (a)(b)	2,666	87,045
OneWater Marine, Inc. Class A (a)	368	11,080
Party City Holdco, Inc. (a)(b)	3,900	6,162
Penske Automotive Group, Inc. (b)	966	95,083
Petco Health & Wellness Co., Inc. (a)(b)	2,701	30,143
Rent-A-Center, Inc. (b)	1,770	30,993
RH (a)	576	141,736
Sally Beauty Holdings, Inc. (a)	3,502	44,125
Shift Technologies, Inc. Class A (a)(b)	2,034	1,424
Shoe Carnival, Inc. (b)	576	12,349
Signet Jewelers Ltd. (b)	1,552	88,759
Sleep Number Corp. (a)(b)	740	25,019
Sonic Automotive, Inc. Class A (sub. vtg.)	625	27,063
Sportsman's Warehouse Holdings, Inc. (a)	1,424	11,819
The Aaron's Co., Inc.	1,001	9,730
The Buckle, Inc.	984	31,153
The Cato Corp. Class A (sub. vtg.)	532	5,075
The Children's Place, Inc. (a)	443	13,684
The Container Store Group, Inc. (a)	1,020	4,998
The ODP Corp. (a)	1,431	50,300
Tilly's, Inc.	654	4,526
TravelCenters of America LLC (a)	400	21,572
Urban Outfitters, Inc. (a)(b)	2,114	41,540
Victoria's Secret & Co. (a)	2,228	64,879
Volta, Inc. (a)(b)	4,416	5,343
Vroom, Inc. (a)(b)	4,495	5,214
Williams-Sonoma, Inc. (b)	2,290	269,877
Winmark Corp.	91	19,687
Zumiez, Inc. (a)(b)	534	11,497
		4,228,562
Textiles, Apparel & Luxury Goods - 1.2%
Allbirds, Inc. Class A (b)	2,917	8,868
Capri Holdings Ltd. (a)	4,825	185,473
Carter's, Inc. (b)	1,317	86,303
Columbia Sportswear Co. (b)	1,097	73,828
Crocs, Inc. (a)	2,017	138,487
Deckers Outdoor Corp. (a)	891	278,536
Fossil Group, Inc. (a)	1,395	4,771
G-III Apparel Group Ltd. (a)	1,386	20,721
Hanesbrands, Inc. (b)	11,416	79,455
Kontoor Brands, Inc.	1,527	51,322
Levi Strauss & Co. Class A (b)	3,187	46,116
Movado Group, Inc.	509	14,344
Oxford Industries, Inc. (b)	503	45,159
PLBY Group, Inc. (a)(b)	681	2,744
PVH Corp.	2,212	99,098
Ralph Lauren Corp. (b)	1,512	128,414
Rocky Brands, Inc.	203	4,072
Samsonite International SA (a)(d)	45,300	108,648
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,410	139,885
Steven Madden Ltd.	2,469	65,848
Tapestry, Inc.	8,227	233,894
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,346	48,851
Class C (non-vtg.) (a)	5,376	32,041
Unifi, Inc. (a)(b)	490	4,660
Vera Bradley, Inc. (a)	635	1,911
Wolverine World Wide, Inc.	2,662	40,968
		1,944,417
TOTAL CONSUMER DISCRETIONARY		19,320,636
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	3,141	1,059
Boston Beer Co., Inc. Class A (a)	309	100,008
Celsius Holdings, Inc. (a)(b)	1,257	113,985
Coca-Cola Bottling Co. Consolidated	150	61,760
Duckhorn Portfolio, Inc. (a)	1,011	14,589
MGP Ingredients, Inc. (b)	410	43,526
Molson Coors Beverage Co. Class B	6,150	295,139
National Beverage Corp. (b)	778	29,984
The Vita Coco Co., Inc. (b)	368	4,192
Vintage Wine Estates, Inc. (a)(b)	896	2,482
		666,724
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	3,474	86,364
Andersons, Inc.	1,040	32,271
BJ's Wholesale Club Holdings, Inc. (a)	4,403	320,582
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	81
warrants 11/4/28 (a)	341	34
warrants 11/4/28 (a)	341	15
Class A (a)(b)	966	5,583
Casey's General Stores, Inc.	1,209	244,847
Chefs' Warehouse Holdings (a)	1,085	31,432
Grocery Outlet Holding Corp. (a)	2,858	95,143
Ingles Markets, Inc. Class A	468	37,070
Performance Food Group Co. (a)	5,062	217,413
PriceSmart, Inc.	794	45,726
Rite Aid Corp. (a)(b)	1,915	9,479
SpartanNash Co.	1,190	34,534
Sprouts Farmers Market LLC (a)	3,577	99,262
U.S. Foods Holding Corp. (a)	7,315	193,409
United Natural Foods, Inc. (a)	1,901	65,337
Weis Markets, Inc.	538	38,327
		1,556,909
Food Products - 1.8%
Alico, Inc.	131	3,699
AppHarvest, Inc. (a)(b)	1,831	3,607
B&G Foods, Inc. Class A (b)	2,262	37,300
Benson Hill, Inc. (a)	4,411	12,086
Beyond Meat, Inc. (a)(b)	1,989	28,184
Bunge Ltd.	4,956	409,217
Cal-Maine Foods, Inc.	1,226	68,153
Calavo Growers, Inc.	563	17,875
Campbell Soup Co. (b)	6,587	310,379
Darling Ingredients, Inc. (a)	5,278	349,140
Flowers Foods, Inc.	6,481	160,016
Fresh Del Monte Produce, Inc.	1,067	24,797
Freshpet, Inc. (a)(b)	1,569	78,591
Hostess Brands, Inc. Class A (a)	4,500	104,580
Ingredion, Inc.	2,160	173,923
J&J Snack Foods Corp.	490	63,440
John B. Sanfilippo & Son, Inc.	288	21,810
Lamb Weston Holdings, Inc.	4,709	364,382
Lancaster Colony Corp.	648	97,381
Landec Corp. (a)	763	6,783
Mission Produce, Inc. (a)	1,183	17,106
Pilgrim's Pride Corp. (a)	1,576	36,280
Post Holdings, Inc. (a)	1,820	149,076
Seaboard Corp.	8	27,221
Seneca Foods Corp. Class A (a)	195	9,836
Sovos Brands, Inc.	817	11,634
Tattooed Chef, Inc. (a)(b)	1,571	7,824
The Hain Celestial Group, Inc. (a)	2,945	49,712
The Simply Good Foods Co. (a)	2,897	92,675
Tootsie Roll Industries, Inc.	590	19,635
TreeHouse Foods, Inc. (a)	1,830	77,629
Utz Brands, Inc. Class A (b)	2,189	33,054
Vital Farms, Inc. (a)	813	9,732
Whole Earth Brands, Inc. Class A (a)	1,344	5,161
		2,881,918
Household Products - 0.2%
Central Garden & Pet Co. (a)	345	12,434
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,270	43,383
Energizer Holdings, Inc.	2,141	53,825
Reynolds Consumer Products, Inc. (b)	1,760	45,778
Spectrum Brands Holdings, Inc.	1,335	52,105
WD-40 Co. (b)	447	78,556
		286,081
Personal Products - 0.3%
BellRing Brands, Inc. (a)	3,565	73,475
Coty, Inc. Class A (a)	11,256	71,138
Edgewell Personal Care Co.	1,718	64,253
elf Beauty, Inc. (a)	1,567	58,951
Herbalife Nutrition Ltd. (a)	3,123	62,116
Inter Parfums, Inc.	586	44,220
MediFast, Inc.	378	40,960
Nu Skin Enterprises, Inc. Class A	1,643	54,827
The Beauty Health Co. (a)	3,193	37,645
The Honest Co., Inc. (a)	760	2,660
USANA Health Sciences, Inc. (a)	376	21,075
Veru, Inc. (a)(b)	2,005	23,098
		554,418
Tobacco - 0.1%
22nd Century Group, Inc. (a)	5,067	4,699
Turning Point Brands, Inc.	464	9,851
Universal Corp.	808	37,200
Vector Group Ltd.	4,288	37,777
		89,527
TOTAL CONSUMER STAPLES		6,035,577
ENERGY - 4.4%
Energy Equipment & Services - 0.9%
Archrock, Inc.	4,453	28,588
Bristow Group, Inc. (a)	767	18,017
Cactus, Inc.	1,988	76,399
Championx Corp.	6,664	130,414
Core Laboratories NV (b)	1,563	21,069
DMC Global, Inc. (a)	605	9,668
Dril-Quip, Inc. (a)	1,097	21,413
Expro Group Holdings NV (a)(b)	955	12,167
Exterran Corp. (a)	708	2,945
Helix Energy Solutions Group, Inc. (a)	4,603	17,768
Helmerich & Payne, Inc.	3,442	127,251
Liberty Oilfield Services, Inc. Class A (a)	3,617	45,864
Nabors Industries Ltd. (a)	283	28,710
Newpark Resources, Inc. (a)	3,093	7,794
Nextier Oilfield Solutions, Inc. (a)	5,277	39,050
Noble Corp. PLC (a)	2,132	63,065
NOV, Inc.	12,835	207,670
Oceaneering International, Inc. (a)	3,239	25,782
Oil States International, Inc. (a)	1,991	7,745
Patterson-UTI Energy, Inc.	7,073	82,613
ProPetro Holding Corp. (a)	2,881	23,192
RPC, Inc.	2,304	15,967
Select Energy Services, Inc. Class A (a)	2,272	15,836
Solaris Oilfield Infrastructure, Inc. Class A	945	8,845
TechnipFMC PLC (a)	13,895	117,552
TETRA Technologies, Inc. (a)	4,015	14,414
Tidewater, Inc. (a)	1,351	29,317
Transocean Ltd. (United States) (a)(b)	20,487	50,603
U.S. Silica Holdings, Inc. (a)	2,504	27,419
Valaris Ltd. (a)	2,134	104,438
Weatherford International PLC (a)	2,147	69,327
		1,450,902
Oil, Gas & Consumable Fuels - 3.5%
Aemetis, Inc. (a)(b)	1,045	6,395
Alto Ingredients, Inc. (a)	2,479	9,024
American Resources Corp. (a)(b)	1,538	4,106
Amplify Energy Corp. (a)(b)	1,337	8,784
Antero Resources Corp. (a)	9,244	282,219
APA Corp.	11,048	377,731
Arch Resources, Inc. (b)	505	59,893
Archaea Energy, Inc. (a)(b)	1,819	32,760
Berry Corp.	2,165	16,238
Brigham Minerals, Inc. Class A	1,716	42,334
California Resources Corp.	2,540	97,612
Callon Petroleum Co. (a)	1,556	54,476
Centrus Energy Corp. Class A (a)(b)	354	14,507
Chesapeake Energy Corp. (b)	3,697	348,294
Chord Energy Corp.	687	93,961
Civitas Resources, Inc.	2,362	135,555
Clean Energy Fuels Corp. (a)	5,612	29,968
CNX Resources Corp. (a)	6,367	98,880
Comstock Resources, Inc. (a)	2,969	51,334
CONSOL Energy, Inc.	1,045	67,214
Continental Resources, Inc.	1,889	126,204
Crescent Energy, Inc. Class A (b)	892	12,015
CVR Energy, Inc.	938	27,183
Delek U.S. Holdings, Inc.	2,312	62,748
Denbury, Inc. (a)	1,647	142,070
DT Midstream, Inc.	3,151	163,505
Earthstone Energy, Inc. (a)(b)	1,627	20,045
EQT Corp.	9,655	393,441
Equitrans Midstream Corp.	13,288	99,394
Gevo, Inc. (a)(b)	6,465	14,740
Green Plains, Inc. (a)(b)	1,761	51,192
Gulfport Energy Corp. (a)(b)	388	34,257
HF Sinclair Corp.	4,883	262,901
International Seaways, Inc.	1,349	47,390
Kosmos Energy Ltd. (a)	14,867	76,862
Laredo Petroleum, Inc. (a)	482	30,294
Magnolia Oil & Gas Corp. Class A	4,969	98,436
Matador Resources Co.	3,628	177,482
Murphy Oil Corp.	4,770	167,761
National Energy Services Reunited Corp. (a)	1,176	6,985
New Fortress Energy, Inc.	1,354	59,183
Nextdecade Corp. (a)(b)	779	4,690
Northern Oil & Gas, Inc.	2,150	58,932
Par Pacific Holdings, Inc. (a)	1,520	24,943
PBF Energy, Inc. Class A (a)	3,116	109,559
PDC Energy, Inc.	3,120	180,305
Peabody Energy Corp. (a)(b)	3,477	86,299
Permian Resource Corp. Class A (a)	6,068	41,262
Range Resources Corp. (a)	8,469	213,927
Ranger Oil Corp.	672	21,134
Rex American Resources Corp. (a)	521	14,546
Ring Energy, Inc. (a)(b)	2,887	6,698
SandRidge Energy, Inc. (a)	991	16,163
SilverBow Resources, Inc. (a)	325	8,736
Sitio Royalties Corp. (b)	298	6,589
SM Energy Co.	3,981	149,725
Southwestern Energy Co. (a)	36,467	223,178
Talos Energy, Inc. (a)	1,382	23,010
Teekay Corp. (a)	2,240	8,042
Teekay Tankers Ltd. (a)	921	25,364
Tellurian, Inc. (a)(b)	15,251	36,450
Texas Pacific Land Corp. (b)	202	359,000
Uranium Energy Corp. (a)(b)	9,340	32,690
VAALCO Energy, Inc.	1,658	7,229
Vertex Energy, Inc. (a)(b)	1,581	9,850
W&T Offshore, Inc. (a)	2,944	17,252
World Fuel Services Corp.	2,066	48,427
		5,639,373
TOTAL ENERGY		7,090,275
FINANCIALS - 16.4%
Banks - 6.7%
1st Source Corp.	542	25,095
Amerant Bancorp, Inc. Class A	772	19,176
Ameris Bancorp	2,166	96,842
Associated Banc-Corp.	4,898	98,352
Atlantic Union Bankshares Corp.	2,455	74,583
Banc of California, Inc.	1,682	26,862
BancFirst Corp.	618	55,292
Bancorp, Inc., Delaware (a)	1,871	41,125
Bank of Hawaii Corp.	1,317	100,250
Bank of Marin Bancorp	531	15,903
Bank OZK	3,695	146,174
BankUnited, Inc.	2,674	91,371
Banner Corp.	1,120	66,170
Berkshire Hills Bancorp, Inc.	1,545	42,179
BOK Financial Corp.	980	87,083
Brookline Bancorp, Inc., Delaware	2,460	28,659
Byline Bancorp, Inc.	758	15,350
Cadence Bank	6,009	152,689
Camden National Corp.	483	20,576
Cathay General Bancorp	2,458	94,535
CBTX, Inc.	598	17,492
Central Pacific Financial Corp.	887	18,352
City Holding Co.	488	43,281
Coastal Financial Corp. of Washington (a)	343	13,631
Columbia Banking Systems, Inc. (b)	2,561	73,987
Comerica, Inc.	4,272	303,739
Commerce Bancshares, Inc.	3,568	236,059
Community Bank System, Inc.	1,756	105,500
Community Trust Bancorp, Inc.	476	19,302
ConnectOne Bancorp, Inc.	1,187	27,372
CrossFirst Bankshares, Inc. (a)	1,386	18,087
Cullen/Frost Bankers, Inc.	1,860	245,929
Customers Bancorp, Inc. (a)	1,010	29,775
CVB Financial Corp.	4,299	108,851
Dime Community Bancshares, Inc. (b)	1,078	31,564
Eagle Bancorp, Inc.	1,057	47,375
East West Bancorp, Inc.	4,642	311,664
Eastern Bankshares, Inc.	5,421	106,468
Enterprise Financial Services Corp.	1,221	53,773
Equity Bancshares, Inc.	466	13,808
Farmers National Banc Corp.	1,016	13,299
FB Financial Corp.	1,166	44,553
Financial Institutions, Inc.	467	11,241
First Bancorp, North Carolina	1,151	42,104
First Bancorp, Puerto Rico	6,471	88,523
First Bancshares, Inc.	699	20,879
First Busey Corp.	1,653	36,333
First Citizens Bancshares, Inc.	436	347,679
First Commonwealth Financial Corp.	3,074	39,470
First Financial Bancorp, Ohio	3,084	65,011
First Financial Bankshares, Inc.	4,201	175,728
First Financial Corp., Indiana	342	15,455
First Foundation, Inc.	1,662	30,149
First Hawaiian, Inc.	4,191	103,224
First Horizon National Corp.	17,414	398,781
First Internet Bancorp	274	9,278
First Interstate Bancsystem, Inc.	2,676	107,977
First Merchants Corp.	1,870	72,332
Flushing Financial Corp.	993	19,234
FNB Corp., Pennsylvania	10,947	126,985
Fulton Financial Corp.	5,244	82,855
German American Bancorp, Inc.	924	32,996
Glacier Bancorp, Inc.	3,553	174,559
Great Southern Bancorp, Inc.	309	17,635
Hancock Whitney Corp.	2,825	129,413
Hanmi Financial Corp.	962	22,780
HarborOne Bancorp, Inc.	1,522	20,425
Heartland Financial U.S.A., Inc.	1,326	57,495
Heritage Commerce Corp.	2,027	22,986
Heritage Financial Corp., Washington	1,127	29,832
Hilltop Holdings, Inc.	1,636	40,655
Home Bancshares, Inc.	6,181	139,134
HomeStreet, Inc.	617	17,776
HomeTrust Bancshares, Inc.	479	10,586
Hope Bancorp, Inc.	3,913	49,460
Horizon Bancorp, Inc. Indiana	1,237	22,217
Independent Bank Corp.	1,522	113,435
Independent Bank Corp.	671	12,816
Independent Bank Group, Inc.	1,191	73,115
International Bancshares Corp.	1,734	73,695
Lakeland Bancorp, Inc.	1,984	31,764
Lakeland Financial Corp.	830	60,432
Live Oak Bancshares, Inc.	1,084	33,170
Mercantile Bank Corp.	483	14,350
Metropolitan Bank Holding Corp. (a)	351	22,590
Midland States Bancorp, Inc.	659	15,533
National Bank Holdings Corp.	991	36,657
NBT Bancorp, Inc.	1,393	52,864
Nicolet Bankshares, Inc. (a)	368	25,922
Northwest Bancshares, Inc. (b)	4,107	55,486
OceanFirst Financial Corp.	1,951	36,367
OFG Bancorp	1,601	40,233
Old National Bancorp, Indiana	9,559	157,437
Old Second Bancorp, Inc.	1,312	17,122
Origin Bancorp, Inc.	704	27,083
Pacific Premier Bancorp, Inc.	3,123	96,688
PacWest Bancorp	3,864	87,326
Park National Corp. (b)	473	58,879
Pathward Financial, Inc.	981	32,334
Peapack-Gladstone Financial Corp.	556	18,709
Peoples Bancorp, Inc.	787	22,768
Pinnacle Financial Partners, Inc.	2,502	202,912
Popular, Inc.	2,501	180,222
Preferred Bank, Los Angeles	433	28,245
Premier Financial Corp.	1,138	29,247
Prosperity Bancshares, Inc.	3,008	200,573
QCR Holdings, Inc.	537	27,355
Renasant Corp.	1,837	57,461
Republic First Bancorp, Inc. (a)(b)	1,485	4,203
S&T Bancorp, Inc.	1,285	37,663
Sandy Spring Bancorp, Inc.	1,487	52,432
Seacoast Banking Corp., Florida	2,009	60,732
ServisFirst Bancshares, Inc.	1,596	127,680
Silvergate Capital Corp. (a)	1,035	77,987
Simmons First National Corp. Class A	4,156	90,559
Southside Bancshares, Inc.	1,054	37,269
Southstate Corp.	2,465	195,031
Stock Yards Bancorp, Inc.	878	59,713
Synovus Financial Corp.	4,760	178,548
Texas Capital Bancshares, Inc. (a)	1,658	97,872
Tompkins Financial Corp.	378	27,450
TowneBank	2,168	58,167
Trico Bancshares	1,003	44,784
Triumph Bancorp, Inc. (a)	780	42,393
Trustmark Corp.	2,006	61,444
UMB Financial Corp.	1,409	118,765
Umpqua Holdings Corp.	7,111	121,527
United Bankshares, Inc., West Virginia (b)	4,425	158,194
United Community Bank, Inc.	3,427	113,434
Univest Corp. of Pennsylvania	959	22,517
Valley National Bancorp	13,747	148,468
Veritex Holdings, Inc.	1,780	47,330
Washington Federal, Inc.	2,134	63,977
Washington Trust Bancorp, Inc.	551	25,610
Webster Financial Corp.	5,829	263,471
WesBanco, Inc.	1,952	65,138
Westamerica Bancorp.	879	45,963
Western Alliance Bancorp.	3,548	233,246
Wintrust Financial Corp.	1,968	160,490
Zions Bancorp NA	4,945	251,503
		10,799,664
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	1,267	141,714
Ares Management Corp.	5,603	347,106
Artisan Partners Asset Management, Inc.	2,213	59,596
Assetmark Financial Holdings, Inc. (a)	616	11,267
B. Riley Financial, Inc.	519	23,106
Bakkt Holdings, Inc. Class A (a)(b)	1,614	3,680
BGC Partners, Inc. Class A	10,841	34,041
Blucora, Inc. (a)	1,563	30,228
Blue Owl Capital, Inc. Class A (b)	11,344	104,705
Bridge Investment Group Holdings, Inc. (b)	803	11,644
BrightSphere Investment Group, Inc.	1,020	15,208
Carlyle Group LP	4,618	119,329
Cboe Global Markets, Inc.	3,468	407,039
Cohen & Steers, Inc.	833	52,171
Coinbase Global, Inc. (a)(b)	1,080	69,649
Cowen Group, Inc. Class A	913	35,278
Diamond Hill Investment Group, Inc.	104	17,160
Donnelley Financial Solutions, Inc. (a)	902	33,347
Evercore, Inc. Class A	1,330	109,393
Federated Hermes, Inc.	2,989	98,996
Focus Financial Partners, Inc. Class A (a)	1,829	57,632
Franklin Resources, Inc. (b)	9,134	196,564
Galaxy Digital Holdings Ltd. (a)(b)	3,685	15,633
GCM Grosvenor, Inc. Class A	1,018	8,032
GQG Partners, Inc. unit	20,556	19,657
Greenhill & Co., Inc.	363	2,156
Hamilton Lane, Inc. Class A	1,154	68,790
Houlihan Lokey	1,632	123,020
Interactive Brokers Group, Inc.	2,859	182,719
Invesco Ltd.	11,001	150,714
Janus Henderson Group PLC	5,497	111,644
Jefferies Financial Group, Inc.	6,241	184,110
Lazard Ltd. Class A	3,694	117,580
LPL Financial	2,611	570,430
MarketWise, Inc. Class A (a)	774	1,765
Moelis & Co. Class A	2,129	71,981
Morningstar, Inc.	769	163,274
Open Lending Corp. (a)	3,424	27,529
Oppenheimer Holdings, Inc. Class A (non-vtg.)	266	8,241
P10, Inc.	1,192	12,540
Perella Weinberg Partners Class A	1,344	8,508
Piper Jaffray Companies	465	48,704
PJT Partners, Inc.	808	53,991
Sculptor Capital Management, Inc. Class A	729	6,444
SEI Investments Co.	3,395	166,525
StepStone Group, Inc. Class A	1,613	39,535
Stifel Financial Corp.	3,484	180,854
StoneX Group, Inc. (a)	558	46,281
Tradeweb Markets, Inc. Class A	3,517	198,429
Victory Capital Holdings, Inc.	743	17,319
Virtu Financial, Inc. Class A	2,606	54,127
Virtus Investment Partners, Inc.	233	37,168
WisdomTree Investments, Inc.	3,656	17,110
		4,693,663
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	166	4,354
Bread Financial Holdings, Inc.	1,630	51,264
Credit Acceptance Corp. (a)(b)	245	107,310
CURO Group Holdings Corp.	768	3,080
Encore Capital Group, Inc. (a)(b)	794	36,111
Enova International, Inc. (a)	1,037	30,353
EZCORP, Inc. (non-vtg.) Class A (a)	1,817	14,009
FirstCash Holdings, Inc.	1,289	94,548
Green Dot Corp. Class A (a)	1,806	34,278
Katapult Holdings, Inc. (a)(b)	1,787	1,716
LendingClub Corp. (a)	3,383	37,382
LendingTree, Inc. (a)	340	8,112
Medallion Financial Corp. (b)	629	4,416
MoneyLion, Inc. (a)(b)	2,841	2,536
Navient Corp.	4,837	71,056
Nelnet, Inc. Class A	654	51,790
NerdWallet, Inc. (b)	238	2,111
OneMain Holdings, Inc.	3,482	102,789
Oportun Financial Corp. (a)	729	3,186
PRA Group, Inc. (a)	1,294	42,521
PROG Holdings, Inc. (a)	1,800	26,964
Regional Management Corp.	271	7,599
SLM Corp.	8,810	123,252
SoFi Technologies, Inc. (a)(b)	23,971	116,978
Sunlight Financial Holdings, Inc. Class A (a)(b)	1,117	1,385
Upstart Holdings, Inc. (a)(b)	1,676	34,844
World Acceptance Corp. (a)(b)	119	11,522
		1,025,466
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	571	16,211
Acacia Research Corp. (a)	1,483	5,991
Cannae Holdings, Inc. (a)	2,629	54,315
Equitable Holdings, Inc.	11,569	304,843
Jackson Financial, Inc.	2,819	78,227
Voya Financial, Inc.	3,332	201,586
		661,173
Insurance - 4.1%
Alleghany Corp. (a)	439	368,483
AMBAC Financial Group, Inc. (a)	1,422	18,131
American Equity Investment Life Holding Co.	2,525	94,157
American Financial Group, Inc.	2,167	266,389
Amerisafe, Inc.	617	28,832
Argo Group International Holdings, Ltd.	1,123	21,629
Assurant, Inc.	1,766	256,547
Assured Guaranty Ltd.	2,093	101,406
Axis Capital Holdings Ltd.	2,534	124,546
Brighthouse Financial, Inc. (a)	2,450	106,379
Brown & Brown, Inc.	7,648	462,551
BRP Group, Inc. (a)	1,822	48,010
CNO Financial Group, Inc.	3,798	68,250
eHealth, Inc. (a)	886	3,464
Employers Holdings, Inc.	917	31,627
Enstar Group Ltd. (a)	398	67,497
Erie Indemnity Co. Class A	815	181,183
Everest Re Group Ltd.	1,287	337,760
First American Financial Corp.	3,514	161,995
Genworth Financial, Inc. Class A (a)	16,654	58,289
Globe Life, Inc.	2,957	294,813
GoHealth, Inc. (a)(b)	1,972	700
Goosehead Insurance (a)(b)	688	24,520
Hanover Insurance Group, Inc.	1,163	149,027
HCI Group, Inc. (b)	249	9,761
Hippo Holdings, Inc. (a)(b)	502	9,302
Horace Mann Educators Corp.	1,358	47,924
James River Group Holdings Ltd.	1,247	28,444
Kemper Corp.	1,966	81,117
Kinsale Capital Group, Inc.	704	179,816
Lemonade, Inc. (a)(b)	1,233	26,115
Lincoln National Corp.	5,288	232,196
Loews Corp.	6,312	314,590
MBIA, Inc. (a)	1,542	14,186
Mercury General Corp.	857	24,356
National Western Life Group, Inc.	73	12,468
Old Republic International Corp.	9,338	195,444
Oscar Health, Inc. (a)	1,370	6,836
Palomar Holdings, Inc. (a)	786	65,804
Primerica, Inc.	1,260	155,547
ProAssurance Corp.	1,785	34,825
Reinsurance Group of America, Inc.	2,186	275,021
RenaissanceRe Holdings Ltd.	1,443	202,583
RLI Corp.	1,303	133,401
Root, Inc. (a)(b)	172	1,355
Ryan Specialty Group Holdings, Inc. (a)(b)	1,906	77,422
Safety Insurance Group, Inc.	449	36,620
Selective Insurance Group, Inc.	1,973	160,602
Selectquote, Inc. (a)	4,398	3,211
Siriuspoint Ltd. (a)	2,809	13,905
Stewart Information Services Corp.	890	38,840
Tiptree, Inc.	656	7,059
Trean Insurance Group, Inc. (a)	595	2,023
Trupanion, Inc. (a)(b)	1,137	67,572
United Fire Group, Inc.	689	19,795
Universal Insurance Holdings, Inc.	907	8,934
Unum Group	6,565	254,722
W.R. Berkley Corp.	6,830	441,081
White Mountains Insurance Group Ltd.	97	126,393
		6,585,455
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	758	3,115
AGNC Investment Corp.	17,112	144,083
Annaly Capital Management, Inc.	12,744	218,687
Apollo Commercial Real Estate Finance, Inc.	4,361	36,196
Arbor Realty Trust, Inc.	5,268	60,582
Ares Commercial Real Estate Corp.	1,587	16,584
Armour Residential REIT, Inc. (b)	3,336	16,246
Blackstone Mortgage Trust, Inc.	5,566	129,910
BrightSpire Capital, Inc. (b)	3,067	19,353
Broadmark Realty Capital, Inc. (b)	4,388	22,423
Cherry Hill Mortgage Investment Corp. (b)	676	3,319
Chimera Investment Corp.	7,802	40,726
Dynex Capital, Inc.	1,225	14,271
Ellington Financial LLC (b)	1,836	20,875
Ellington Residential Mortgage REIT (b)	436	2,690
Franklin BSP Realty Trust, Inc. (b)	2,778	29,919
Granite Point Mortgage Trust, Inc.	1,739	11,199
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,843	85,091
Invesco Mortgage Capital, Inc. (b)	1,094	12,143
KKR Real Estate Finance Trust, Inc. (b)	1,662	27,008
Ladder Capital Corp. Class A	3,728	33,403
MFA Financial, Inc.	3,083	23,986
New York Mortgage Trust, Inc.	12,701	29,720
Orchid Island Capital, Inc. (b)	1,178	9,660
PennyMac Mortgage Investment Trust	3,036	35,764
Ready Capital Corp.	2,176	22,065
Redwood Trust, Inc.	4,050	23,247
Rithm Capital Corp.	15,262	111,718
Sachem Capital Corp.	995	3,313
Starwood Property Trust, Inc.	10,065	183,384
TPG RE Finance Trust, Inc.	1,863	13,041
Two Harbors Investment Corp. (b)	11,273	37,426
		1,441,147
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	1,773	60,690
Blue Foundry Bancorp (a)	902	10,057
Capitol Federal Financial, Inc.	4,225	35,068
Columbia Financial, Inc. (a)	1,301	27,490
Essent Group Ltd.	3,522	122,812
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	303	30,039
Flagstar Bancorp, Inc.	1,753	58,550
Hingham Institution for Savings	51	12,807
Kearny Financial Corp.	2,258	23,980
Merchants Bancorp	807	18,617
MGIC Investment Corp.	10,110	129,610
Mr. Cooper Group, Inc. (a)	2,415	97,808
New York Community Bancorp, Inc. (b)	15,264	130,202
NMI Holdings, Inc. (a)	2,831	57,667
Northfield Bancorp, Inc.	1,388	19,862
Ocwen Financial Corp. (a)(b)	289	6,725
PennyMac Financial Services, Inc. (b)	964	41,356
Provident Financial Services, Inc.	2,455	47,873
Radian Group, Inc.	5,629	108,583
Rocket Companies, Inc. (b)	3,966	25,065
Southern Missouri Bancorp, Inc.	259	13,217
TFS Financial Corp.	1,551	20,163
Trustco Bank Corp., New York	627	19,700
UWM Holdings Corp. Class A (b)	2,623	7,685
Walker & Dunlop, Inc.	999	83,646
Waterstone Financial, Inc.	725	11,716
WSFS Financial Corp.	2,124	98,681
		1,319,669
TOTAL FINANCIALS		26,526,237
HEALTH CARE - 12.9%
Biotechnology - 4.8%
2seventy bio, Inc. (a)	1,255	18,260
4D Molecular Therapeutics, Inc. (a)	876	7,043
ACADIA Pharmaceuticals, Inc. (a)	3,865	63,231
Adicet Bio, Inc. (a)	646	9,186
ADMA Biologics, Inc. (a)(b)	5,638	13,700
Adverum Biotechnologies, Inc. (a)	2,500	2,375
Aeglea BioTherapeutics, Inc. (a)	1,109	583
Agenus, Inc. (a)(b)	7,971	16,341
Agios Pharmaceuticals, Inc. (a)	1,799	50,876
Akebia Therapeutics, Inc. (a)	4,962	1,569
Akero Therapeutics, Inc. (a)(b)	770	26,219
Alaunos Therapeutics, Inc. (a)(b)	7,099	12,210
Albireo Pharma, Inc. (a)(b)	650	12,584
Aldeyra Therapeutics, Inc. (a)	1,611	8,603
Alector, Inc. (a)	2,015	19,062
Alkermes PLC (a)	5,358	119,644
Allakos, Inc. (a)	1,306	7,993
Allogene Therapeutics, Inc. (a)(b)	2,480	26,784
Allovir, Inc. (a)	1,032	8,142
Altimmune, Inc. (a)	1,290	16,473
ALX Oncology Holdings, Inc. (a)(b)	713	6,823
Amicus Therapeutics, Inc. (a)	8,263	86,266
AnaptysBio, Inc. (a)(b)	617	15,740
Anavex Life Sciences Corp. (a)(b)	2,486	25,656
Anika Therapeutics, Inc. (a)	468	11,138
Apellis Pharmaceuticals, Inc. (a)	2,959	202,100
Applied Molecular Transport, Inc. (a)(b)	452	440
AquaBounty Technologies, Inc. (a)	1,435	1,120
Arbutus Biopharma Corp. (a)	3,282	6,269
Arcturus Therapeutics Holdings, Inc. (a)	750	11,115
Arcus Biosciences, Inc. (a)	1,545	40,417
Arcutis Biotherapeutics, Inc. (a)	896	17,123
Ardelyx, Inc. (a)(b)	4,175	4,968
Arrowhead Pharmaceuticals, Inc. (a)	3,479	114,981
Assembly Biosciences, Inc. (a)(b)	1,110	1,820
Atara Biotherapeutics, Inc. (a)	2,994	11,317
Athersys, Inc. (a)(b)	211	390
Atossa Therapeutics, Inc. (a)(b)	4,119	3,432
Atreca, Inc. (a)(b)	770	1,209
Aura Biosciences, Inc.	170	3,080
AVEO Pharmaceuticals, Inc. (a)	935	7,695
Avid Bioservices, Inc. (a)	2,051	39,215
Avidity Biosciences, Inc. (a)	1,458	23,809
Avita Medical, Inc. (a)(b)	694	3,657
Beam Therapeutics, Inc. (a)(b)	1,522	72,508
BioAtla, Inc. (a)(b)	644	4,959
BioCryst Pharmaceuticals, Inc. (a)(b)	6,073	76,520
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,064	312,015
BioXcel Therapeutics, Inc. (a)(b)	664	7,848
bluebird bio, Inc. (a)(b)	2,300	14,559
Blueprint Medicines Corp. (a)	1,951	128,551
BridgeBio Pharma, Inc. (a)(b)	3,463	34,422
C4 Therapeutics, Inc. (a)	1,195	10,480
Cardiff Oncology, Inc. (a)(b)	1,360	2,094
CareDx, Inc. (a)	1,703	28,985
Caribou Biosciences, Inc. (a)	729	7,691
Catalyst Pharmaceutical Partners, Inc. (a)	3,127	40,119
Cel-Sci Corp. (a)(b)	1,586	4,901
Celldex Therapeutics, Inc. (a)	1,539	43,261
Century Therapeutics, Inc. (a)	439	4,342
Cerevel Therapeutics Holdings (a)	1,848	52,224
Checkpoint Therapeutics, Inc. (a)(b)	2,108	2,192
ChemoCentryx, Inc. (a)	1,630	84,206
Chimerix, Inc. (a)	1,984	3,829
Chinook Therapeutics, Inc. (a)	1,572	30,906
Clovis Oncology, Inc. (a)(b)	5,137	6,113
Cogent Biosciences, Inc. (a)	1,239	18,486
Coherus BioSciences, Inc. (a)	2,063	19,825
Concert Pharmaceuticals, Inc. (a)	854	5,722
Crinetics Pharmaceuticals, Inc. (a)	1,448	28,439
CRISPR Therapeutics AG (a)(b)	2,332	152,396
CTI BioPharma Corp. (a)(b)	2,875	16,733
Cue Biopharma, Inc. (a)	1,306	2,912
Cullinan Oncology, Inc. (a)	806	10,333
Curis, Inc. (a)(b)	2,619	1,833
Cytokinetics, Inc. (a)	2,801	135,708
CytomX Therapeutics, Inc. (a)	1,866	2,706
Day One Biopharmaceuticals, Inc. (a)	668	13,380
Deciphera Pharmaceuticals, Inc. (a)	1,544	28,564
Denali Therapeutics, Inc. (a)	3,071	94,249
DermTech, Inc. (a)(b)	749	2,966
Design Therapeutics, Inc. (a)	368	6,153
Dynavax Technologies Corp. (a)(b)	3,866	40,361
Dyne Therapeutics, Inc. (a)	766	9,728
Eagle Pharmaceuticals, Inc. (a)	348	9,194
Editas Medicine, Inc. (a)(b)	2,196	26,879
Eiger Biopharmaceuticals, Inc. (a)	1,340	10,090
Emergent BioSolutions, Inc. (a)	1,486	31,191
Enanta Pharmaceuticals, Inc. (a)	611	31,693
Entrada Therapeutics, Inc.	290	4,570
Erasca, Inc. (a)	555	4,329
Evelo Biosciences, Inc. (a)(b)	857	1,791
Exelixis, Inc. (a)	10,507	164,750
Fate Therapeutics, Inc. (a)(b)	2,705	60,619
FibroGen, Inc. (a)	2,877	37,430
Foghorn Therapeutics, Inc. (a)	599	5,139
Forma Therapeutics Holdings, Inc. (a)	1,022	20,389
G1 Therapeutics, Inc. (a)(b)	1,130	14,114
Generation Bio Co. (a)(b)	1,542	8,188
Genprex, Inc. (a)(b)	1,335	1,882
Geron Corp. (a)(b)	12,362	28,927
Global Blood Therapeutics, Inc. (a)	1,935	131,774
Gossamer Bio, Inc. (a)(b)	1,705	20,426
Greenwich Lifesciences, Inc. (a)(b)	132	1,201
Gritstone Bio, Inc. (a)	2,139	5,497
Halozyme Therapeutics, Inc. (a)	4,511	178,365
Harpoon Therapeutics, Inc. (a)(b)	639	620
Heron Therapeutics, Inc. (a)(b)	3,273	13,812
Homology Medicines, Inc. (a)	1,147	1,847
Humacyte, Inc. Class A (a)(b)	1,792	5,842
Humanigen, Inc. (a)(b)	1,523	274
iBio, Inc. (a)(b)	6,945	1,183
Icosavax, Inc. (a)	358	1,131
Ideaya Biosciences, Inc. (a)(b)	1,086	16,203
IGM Biosciences, Inc. (a)(b)	302	6,867
Imago BioSciences, Inc. (a)(b)	247	3,717
Immunic, Inc. (a)	574	1,814
ImmunityBio, Inc. (a)(b)	2,283	11,347
ImmunoGen, Inc. (a)	6,673	31,897
Immunovant, Inc. (a)(b)	1,305	7,282
Infinity Pharmaceuticals, Inc. (a)	2,983	3,550
Inhibrx, Inc. (a)(b)	672	12,062
Inmune Bio, Inc. (a)(b)	383	2,375
Inovio Pharmaceuticals, Inc. (a)	7,606	13,120
Insmed, Inc. (a)	3,917	84,372
Intellia Therapeutics, Inc. (a)	2,311	129,324
Intercept Pharmaceuticals, Inc. (a)	794	11,076
Invivyd, Inc. (a)(b)	544	1,703
Ionis Pharmaceuticals, Inc. (a)	4,637	205,095
Iovance Biotherapeutics, Inc. (a)(b)	4,492	43,033
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	5,065	52,473
iTeos Therapeutics, Inc. (a)	650	12,383
Iveric Bio, Inc. (a)	3,589	64,387
Janux Therapeutics, Inc. (a)(b)	342	4,631
Jounce Therapeutics, Inc. (a)	1,031	2,413
Kalvista Pharmaceuticals, Inc. (a)	652	9,461
Karuna Therapeutics, Inc. (a)	723	162,624
Karyopharm Therapeutics, Inc. (a)	2,344	12,798
Keros Therapeutics, Inc. (a)	423	15,913
Kezar Life Sciences, Inc. (a)(b)	1,342	11,555
Kiniksa Pharmaceuticals Ltd. (a)	862	11,068
Kinnate Biopharma, Inc. (a)	498	5,951
Kodiak Sciences, Inc. (a)	1,119	8,661
Kronos Bio, Inc. (a)(b)	1,551	5,196
Krystal Biotech, Inc. (a)	677	47,187
Kura Oncology, Inc. (a)(b)	2,145	29,301
Kymera Therapeutics, Inc. (a)(b)	1,189	25,885
Lexicon Pharmaceuticals, Inc. (a)	2,160	5,184
Ligand Pharmaceuticals, Inc. Class B (a)	564	48,566
Lineage Cell Therapeutics, Inc. (a)(b)	3,625	4,096
Macrogenics, Inc. (a)	1,922	6,650
Madrigal Pharmaceuticals, Inc. (a)	393	25,541
MannKind Corp. (a)(b)	8,106	25,048
Mersana Therapeutics, Inc. (a)	2,921	19,746
MiMedx Group, Inc. (a)	2,485	7,132
Mirati Therapeutics, Inc. (a)	1,636	114,258
Mirum Pharmaceuticals, Inc. (a)(b)	527	11,072
Monte Rosa Therapeutics, Inc. (a)(b)	344	2,810
Morphic Holding, Inc. (a)	892	25,244
Myovant Sciences Ltd. (a)(b)	1,424	25,575
Myriad Genetics, Inc. (a)	2,644	50,448
Natera, Inc. (a)	2,935	128,612
Neurocrine Biosciences, Inc. (a)	3,127	332,119
NextCure, Inc. (a)	420	1,155
Nkarta, Inc. (a)(b)	966	12,713
Novavax, Inc. (a)(b)	2,560	46,592
Nurix Therapeutics, Inc. (a)	1,335	17,395
Nuvalent, Inc. Class A (a)	270	5,249
Ocugen, Inc. (a)(b)	7,079	12,601
Olema Pharmaceuticals, Inc. (a)	839	2,316
Organogenesis Holdings, Inc. Class A (a)	1,908	6,182
ORIC Pharmaceuticals, Inc. (a)(b)	907	2,902
Outlook Therapeutics, Inc. (a)(b)	3,456	4,216
Oyster Point Pharma, Inc. (a)(b)	374	2,102
Palatin Technologies, Inc. (a)(b)	207	1,225
Passage Bio, Inc. (a)	1,095	1,369
PDL BioPharma, Inc. (a)(c)	2,200	3,234
PDS Biotechnology Corp. (a)(b)	802	2,382
Pieris Pharmaceuticals, Inc. (a)(b)	1,999	2,299
PMV Pharmaceuticals, Inc. (a)(b)	880	10,472
Point Biopharma Global, Inc. (a)	2,334	18,042
Praxis Precision Medicines, Inc. (a)	1,003	2,277
Precigen, Inc. (a)	3,303	7,002
Precision BioSciences, Inc. (a)	1,520	1,976
Prelude Therapeutics, Inc. (a)	341	2,254
Prometheus Biosciences, Inc. (a)	345	20,358
Protagonist Therapeutics, Inc. (a)	1,480	12,476
Prothena Corp. PLC (a)	1,207	73,180
PTC Therapeutics, Inc. (a)	2,333	117,117
Puma Biotechnology, Inc. (a)	1,133	2,685
Quince Therapeutics, Inc. (a)(b)	485	645
RAPT Therapeutics, Inc. (a)	626	15,062
Recursion Pharmaceuticals, Inc. (a)	897	9,544
REGENXBIO, Inc. (a)	1,268	33,513
Relay Therapeutics, Inc. (a)	2,529	56,574
Repligen Corp. (a)	1,686	315,467
Replimune Group, Inc. (a)	958	16,545
Revolution Medicines, Inc. (a)	2,057	40,564
Rhythm Pharmaceuticals, Inc. (a)	1,307	32,022
Rigel Pharmaceuticals, Inc. (a)	5,117	6,038
Rocket Pharmaceuticals, Inc. (a)(b)	1,469	23,445
Rubius Therapeutics, Inc. (a)	1,083	470
S.A.B. Biotherapeutics, Inc. (a)(b)	787	552
Sage Therapeutics, Inc. (a)	1,708	66,885
Sana Biotechnology, Inc. (a)(b)	2,702	16,212
Sangamo Therapeutics, Inc. (a)	4,074	19,963
Sarepta Therapeutics, Inc. (a)	2,861	316,255
Scholar Rock Holding Corp. (a)(b)	802	5,558
Selecta Biosciences, Inc. (a)	3,869	6,345
Seres Therapeutics, Inc. (a)	2,112	13,559
Sesen Bio, Inc. (a)	6,389	2,715
Shattuck Labs, Inc. (a)	803	2,168
Silverback Therapeutics, Inc. (a)	787	4,155
Solid Biosciences, Inc. (a)	2,087	974
Sorrento Therapeutics, Inc. (a)(b)	12,665	19,884
Spectrum Pharmaceuticals, Inc. (a)	5,800	2,494
Spero Therapeutics, Inc. (a)(b)	762	1,524
SpringWorks Therapeutics, Inc. (a)	835	23,823
Stoke Therapeutics, Inc. (a)	740	9,502
Surface Oncology, Inc. (a)	1,183	1,230
Sutro Biopharma, Inc. (a)	1,476	8,192
Syndax Pharmaceuticals, Inc. (a)	1,618	38,881
Taysha Gene Therapies, Inc. (a)	657	1,268
TCR2 Therapeutics, Inc. (a)	1,263	2,273
Tenaya Therapeutics, Inc. (a)(b)	369	1,070
TG Therapeutics, Inc. (a)	4,341	25,699
TONIX Pharmaceuticals Holding (a)(b)	503	269
Travere Therapeutics, Inc. (a)	1,756	43,268
Twist Bioscience Corp. (a)	1,848	65,124
Tyra Biosciences, Inc. (b)	328	2,883
Ultragenyx Pharmaceutical, Inc. (a)	2,293	94,953
uniQure B.V. (a)	1,172	21,987
United Therapeutics Corp. (a)	1,480	309,882
Vanda Pharmaceuticals, Inc. (a)	1,850	18,278
Vaxart, Inc. (a)(b)	4,281	9,333
Vaxcyte, Inc. (a)	1,164	27,936
VBI Vaccines, Inc. (a)	8,196	5,785
Veracyte, Inc. (a)(b)	2,358	39,143
Verastem, Inc. (a)	5,488	4,665
Vericel Corp. (a)	1,561	36,215
Verve Therapeutics, Inc. (a)	465	15,973
Viking Therapeutics, Inc. (a)(b)	2,317	6,302
Vir Biotechnology, Inc. (a)	2,440	47,043
Viridian Therapeutics, Inc. (a)(b)	824	16,900
VistaGen Therapeutics, Inc. (a)	5,850	890
Voyager Therapeutics, Inc. (a)	774	4,582
Xencor, Inc. (a)	1,971	51,207
Y-mAbs Therapeutics, Inc. (a)(b)	1,178	16,987
Zentalis Pharmaceuticals, Inc. (a)	1,594	34,526
		7,772,821
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	3,099	6,446
Alphatec Holdings, Inc. (a)	2,212	19,333
Angiodynamics, Inc. (a)	1,231	25,186
Apollo Endosurgery, Inc. (a)	896	4,937
Artivion, Inc. (a)	1,339	18,532
Asensus Surgical, Inc. (a)(b)	7,206	3,234
Atricure, Inc. (a)	1,523	59,549
Atrion Corp.	44	24,860
Avanos Medical, Inc. (a)	1,566	34,107
AxoGen, Inc. (a)	1,379	16,438
Axonics Modulation Technologies, Inc. (a)	1,540	108,478
Beyond Air, Inc. (a)	742	5,520
BioLife Solutions, Inc. (a)	1,017	23,137
Bioventus, Inc. (a)(b)	769	5,383
Butterfly Network, Inc. Class A (a)(b)	4,284	20,135
Cardiovascular Systems, Inc. (a)	1,304	18,073
Cerus Corp. (a)	5,656	20,362
ClearPoint Neuro, Inc. (a)(b)	517	5,356
Co.-Diagnostics, Inc. (a)(b)	993	3,188
CONMED Corp. (b)	968	77,605
CryoPort, Inc. (a)(b)	1,622	39,512
Cutera, Inc. (a)(b)	554	25,262
DarioHealth Corp. (a)(b)	802	3,713
Dentsply Sirona, Inc.	7,041	199,612
Eargo, Inc. (a)	558	586
Enovis Corp. (a)	1,543	71,086
Envista Holdings Corp. (a)	5,311	174,254
Figs, Inc. Class A (a)(b)	1,302	10,742
Glaukos Corp. (a)	1,547	82,362
Globus Medical, Inc. (a)	2,596	154,644
Haemonetics Corp. (a)	1,667	123,408
Heska Corp. (a)	362	26,397
ICU Medical, Inc. (a)	658	99,095
Inari Medical, Inc. (a)(b)	1,114	80,921
Inogen, Inc. (a)	659	16,001
Inspire Medical Systems, Inc. (a)	903	160,165
Integer Holdings Corp. (a)	1,090	67,831
Integra LifeSciences Holdings Corp. (a)	2,340	99,122
IRadimed Corp.	197	5,922
iRhythm Technologies, Inc. (a)	974	122,023
Lantheus Holdings, Inc. (a)	2,240	157,539
LeMaitre Vascular, Inc. (b)	617	31,270
LivaNova PLC (a)	1,747	88,695
Masimo Corp. (a)(b)	1,671	235,878
Meridian Bioscience, Inc. (a)	1,413	44,552
Merit Medical Systems, Inc. (a)	1,671	94,428
Mesa Laboratories, Inc.	176	24,786
Neogen Corp. (a)	3,544	49,510
Nevro Corp. (a)	1,160	54,056
Novocure Ltd. (a)(b)	2,941	223,457
NuVasive, Inc. (a)	1,702	74,565
Omnicell, Inc. (a)	1,447	125,932
OraSure Technologies, Inc. (a)	2,399	9,092
Orthofix International NV (a)	674	12,880
OrthoPediatrics Corp. (a)(b)	464	21,409
Outset Medical, Inc. (a)	1,356	21,601
Owlet, Inc. (a)(b)	2,103	2,250
Penumbra, Inc. (a)	1,158	219,557
PROCEPT BioRobotics Corp.	246	10,199
Pulmonx Corp. (a)(b)	1,123	18,709
QuidelOrtho Corp. (a)	1,638	117,084
Quotient Ltd. (a)	2,604	391
Seaspine Holdings Corp. (a)	1,154	6,555
Semler Scientific, Inc. (a)	149	5,595
Senseonics Holdings, Inc. (a)(b)	13,502	17,823
Shockwave Medical, Inc. (a)	1,170	325,342
SI-BONE, Inc. (a)	913	15,941
Sientra, Inc. (a)(b)	1,579	1,011
Sight Sciences, Inc. (a)(b)	297	1,886
Silk Road Medical, Inc. (a)(b)	1,155	51,975
SmileDirectClub, Inc. (a)(b)	3,226	2,921
Staar Surgical Co. (a)	1,565	110,411
Stereotaxis, Inc. (a)	1,399	2,518
SurModics, Inc. (a)	440	13,376
Tactile Systems Technology, Inc. (a)	609	4,744
Tandem Diabetes Care, Inc. (a)	2,094	100,198
TransMedics Group, Inc. (a)	917	38,276
Treace Medical Concepts, Inc. (a)	422	9,314
UFP Technologies, Inc. (a)	218	18,713
Utah Medical Products, Inc.	101	8,616
Vapotherm, Inc. (a)	693	1,088
Varex Imaging Corp. (a)(b)	1,262	26,679
Vicarious Surgical, Inc. (a)	1,071	3,588
ViewRay, Inc. (a)	5,221	19,004
Zimvie, Inc. (a)	705	6,958
Zomedica Corp. (a)(b)	29,244	6,170
Zynex, Inc. (b)	654	5,932
		4,504,991
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	5,648	96,863
23andMe Holding Co. Class A (a)(b)	6,748	19,299
Acadia Healthcare Co., Inc. (a)	2,955	231,022
Accolade, Inc. (a)	1,865	21,298
AdaptHealth Corp. (a)	3,212	60,321
Addus HomeCare Corp. (a)	528	50,287
Agiliti, Inc. (a)(b)	894	12,793
Amedisys, Inc. (a)	1,067	103,275
AMN Healthcare Services, Inc. (a)	1,463	155,019
Apollo Medical Holdings, Inc. (a)(b)	1,255	48,945
ATI Physical Therapy, Inc. (a)(b)	1,505	1,505
Aveanna Healthcare Holdings, Inc. (a)(b)	1,178	1,767
Brookdale Senior Living, Inc. (a)	6,198	26,465
Cano Health, Inc. (a)	6,160	53,407
CareMax, Inc. Class A (a)	2,184	15,485
Castle Biosciences, Inc. (a)	784	20,447
Chemed Corp.	489	213,478
Clover Health Investments Corp. (a)(b)	10,058	17,099
Community Health Systems, Inc. (a)	4,087	8,787
Corvel Corp. (a)	310	42,913
Covetrus, Inc. (a)	3,432	71,660
Cross Country Healthcare, Inc. (a)	1,150	32,626
DaVita HealthCare Partners, Inc. (a)	1,979	163,802
DocGo, Inc. Class A (a)	2,428	24,086
Encompass Health Corp.	3,261	147,495
Enhabit Home Health & Hospice (a)	1,303	18,294
Fulgent Genetics, Inc. (a)	640	24,397
Guardant Health, Inc. (a)	3,334	179,469
Hanger, Inc. (a)	1,216	22,764
HealthEquity, Inc. (a)	2,758	185,255
Henry Schein, Inc. (a)	4,506	296,360
Hims & Hers Health, Inc. (a)(b)	3,972	22,164
InfuSystems Holdings, Inc. (a)	700	4,893
Invitae Corp. (a)(b)	6,781	16,681
LHC Group, Inc. (a)	1,008	164,969
Modivcare, Inc. (a)	407	40,570
National Healthcare Corp.	448	28,376
National Research Corp. Class A	448	17,830
Oak Street Health, Inc. (a)(b)	4,576	112,204
Opko Health, Inc. (a)(b)	13,085	24,731
Option Care Health, Inc. (a)	4,530	142,559
Owens & Minor, Inc.	2,493	60,081
Patterson Companies, Inc.	2,841	68,241
Pediatrix Medical Group, Inc. (a)	2,830	46,723
Pennant Group, Inc. (a)	856	8,911
PetIQ, Inc. Class A (a)	847	5,844
Premier, Inc.	3,848	130,601
Privia Health Group, Inc. (a)	901	30,688
Progyny, Inc. (a)	2,323	86,090
R1 Rcm, Inc. (a)	4,395	81,439
RadNet, Inc. (a)	1,552	31,583
Select Medical Holdings Corp.	3,385	74,809
Sema4 Holdings Corp. Class A (a)(b)	8,244	7,234
Surgery Partners, Inc. (a)	1,192	27,893
Talkspace, Inc. Class A (a)	2,839	2,924
Tenet Healthcare Corp. (a)	3,522	181,665
The Ensign Group, Inc.	1,722	136,899
The Joint Corp. (a)	507	7,965
U.S. Physical Therapy, Inc.	431	32,765
Universal Health Services, Inc. Class B	2,194	193,467
		4,157,482
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	3,808	57,996
American Well Corp. (a)	6,396	22,962
Certara, Inc. (a)	3,424	45,471
Change Healthcare, Inc. (a)	8,231	226,270
Computer Programs & Systems, Inc. (a)	470	13,104
Definitive Healthcare Corp. (b)	872	13,551
Doximity, Inc. (a)(b)	3,046	92,050
Evolent Health, Inc. (a)	2,730	98,089
GoodRx Holdings, Inc. (a)(b)	2,280	10,648
Health Catalyst, Inc. (a)	1,763	17,101
HealthStream, Inc. (a)	768	16,328
iCAD, Inc. (a)	651	1,367
MultiPlan Corp. Class A (a)(b)	7,838	22,417
Nextgen Healthcare, Inc. (a)	1,865	33,011
OptimizeRx Corp. (a)	573	8,492
Phreesia, Inc. (a)	1,708	43,520
Schrodinger, Inc. (a)	1,566	39,119
Sharecare, Inc. Class A (a)(b)	9,477	18,006
Simulations Plus, Inc. (b)	527	25,581
Tabula Rasa HealthCare, Inc. (a)	683	3,278
UpHealth, Inc. (a)(b)	2,229	1,186
		809,547
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	3,078	87,661
Adaptive Biotechnologies Corp. (a)	3,513	25,013
Azenta, Inc.	2,458	105,350
Berkeley Lights, Inc. (a)	1,277	3,652
Bio-Rad Laboratories, Inc. Class A (a)	709	295,752
BioNano Genomics, Inc. (a)(b)	9,276	16,975
Bruker Corp.	3,275	173,772
ChromaDex, Inc. (a)	1,535	1,888
Codexis, Inc. (a)	1,924	11,659
Frontage Holdings Corp. (a)(d)	24,000	6,308
Inotiv, Inc. (a)(b)	516	8,695
Maravai LifeSciences Holdings, Inc. (a)	3,578	91,346
Medpace Holdings, Inc. (a)	883	138,781
Nanostring Technologies, Inc. (a)	1,546	19,742
Nautilus Biotechnology, Inc. (a)(b)	1,540	3,265
NeoGenomics, Inc. (a)	4,117	35,447
Pacific Biosciences of California, Inc. (a)(b)	7,368	42,771
Personalis, Inc. (a)	1,027	3,050
Quanterix Corp. (a)	1,059	11,670
Quantum-Si, Inc. (a)	2,934	8,069
Science 37 Holdings, Inc. (a)	1,544	2,486
Seer, Inc. (a)	1,178	9,118
SomaLogic, Inc. Class A (a)	4,611	13,372
Sotera Health Co. (a)	3,247	22,145
Standard BioTools, Inc. (a)	2,172	2,389
Syneos Health, Inc. (a)	3,356	158,235
		1,298,611
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	8,048	1,730
Aclaris Therapeutics, Inc. (a)	1,683	26,490
Adamis Pharmaceuticals Corp. (a)(b)	5,021	997
Aerie Pharmaceuticals, Inc. (a)	1,548	23,421
Amneal Pharmaceuticals, Inc. (a)	3,398	6,864
Amphastar Pharmaceuticals, Inc. (a)	1,243	34,928
Ampio Pharmaceuticals, Inc. (a)(b)	5,021	304
ANI Pharmaceuticals, Inc. (a)	420	13,499
Arvinas Holding Co. LLC (a)	1,434	63,799
Atea Pharmaceuticals, Inc. (a)	1,814	10,322
Athira Pharma, Inc. (a)	945	2,807
Axsome Therapeutics, Inc. (a)(b)	1,006	44,888
Cara Therapeutics, Inc. (a)(b)	1,422	13,310
Cassava Sciences, Inc. (a)(b)	1,246	52,108
Citius Pharmaceuticals, Inc. (a)(b)	4,140	5,009
Clearside Biomedical, Inc. (a)	1,619	1,829
Collegium Pharmaceutical, Inc. (a)	1,095	17,542
Corcept Therapeutics, Inc. (a)(b)	3,139	80,484
CymaBay Therapeutics, Inc. (a)	2,592	9,072
DICE Therapeutics, Inc.	385	7,808
Edgewise Therapeutics, Inc. (a)	351	3,454
Esperion Therapeutics, Inc. (a)(b)	2,020	13,534
Evolus, Inc. (a)(b)	1,202	9,676
Eyepoint Pharmaceuticals, Inc. (a)	750	5,933
Fulcrum Therapeutics, Inc. (a)	1,047	8,470
Harmony Biosciences Holdings, Inc. (a)	766	33,926
Innoviva, Inc. (a)	2,036	23,638
Intra-Cellular Therapies, Inc. (a)	2,839	132,099
Jazz Pharmaceuticals PLC (a)	2,034	271,112
KemPharm, Inc. (a)(b)	999	6,234
Liquidia Technologies, Inc. (a)	1,571	8,546
Marinus Pharmaceuticals, Inc. (a)	1,187	7,894
Nektar Therapeutics (a)	5,935	18,992
NGM Biopharmaceuticals, Inc. (a)	1,274	16,664
NRX Pharmaceuticals, Inc. (a)(b)	1,074	795
Nuvation Bio, Inc. (a)(b)	3,948	8,844
Ocular Therapeutix, Inc. (a)	2,600	10,790
Omeros Corp. (a)(b)	2,140	6,741
Organon & Co.	8,280	193,752
Pacira Biosciences, Inc. (a)	1,489	79,200
Paratek Pharmaceuticals, Inc. (a)(b)	1,327	3,410
Perrigo Co. PLC	4,395	156,726
Phathom Pharmaceuticals, Inc. (a)(b)	488	5,407
Phibro Animal Health Corp. Class A	634	8,426
Pliant Therapeutics, Inc. (a)(b)	716	14,957
PLx Pharma PLC (a)(b)	812	528
Prestige Brands Holdings, Inc. (a)	1,647	82,070
Provention Bio, Inc. (a)	1,535	6,908
Reata Pharmaceuticals, Inc. (a)(b)	906	22,768
Relmada Therapeutics, Inc. (a)	907	33,577
Revance Therapeutics, Inc. (a)	2,191	59,157
Royalty Pharma PLC	11,791	473,762
SCYNEXIS, Inc. (a)(b)	1,313	3,151
Seelos Therapeutics, Inc. (a)(b)	3,758	3,871
SIGA Technologies, Inc.	1,172	12,072
Supernus Pharmaceuticals, Inc. (a)	1,752	59,305
Theravance Biopharma, Inc. (a)	1,739	17,633
Theseus Pharmaceuticals, Inc.	314	1,821
Tricida, Inc. (a)(b)	1,017	10,658
Ventyx Biosciences, Inc.	326	11,381
Xeris Biopharma Holdings, Inc. (a)(b)	4,085	6,373
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	229
Zynerba Pharmaceuticals, Inc. (a)(b)	1,046	766
		2,272,461
TOTAL HEALTH CARE		20,815,913
INDUSTRIALS - 16.6%
Aerospace & Defense - 1.4%
AAR Corp. (a)	1,085	38,865
Aerojet Rocketdyne Holdings, Inc. (a)	2,450	97,976
AeroVironment, Inc. (a)	758	63,187
AerSale Corp. (a)	551	10,216
Archer Aviation, Inc. Class A (a)(b)	4,221	11,017
Astra Space, Inc. Class A (a)(b)	3,750	2,291
Astronics Corp. (a)	827	6,500
Axon Enterprise, Inc. (a)	2,324	269,003
BWX Technologies, Inc.	2,979	150,052
Byrna Technologies, Inc. (a)(b)	453	2,129
Cadre Holdings, Inc.	185	4,451
Curtiss-Wright Corp.	1,255	174,646
Ducommun, Inc. (a)	355	14,079
Hexcel Corp.	2,746	142,023
Howmet Aerospace, Inc.	12,269	379,480
Huntington Ingalls Industries, Inc.	1,305	289,058
Kaman Corp.	905	25,277
Kratos Defense & Security Solutions, Inc. (a)	4,127	41,930
Maxar Technologies, Inc.	2,426	45,415
Mercury Systems, Inc. (a)	1,889	76,693
Momentus, Inc. Class A (a)(b)	1,531	2,097
Moog, Inc. Class A	950	66,833
National Presto Industries, Inc.	177	11,514
Park Aerospace Corp.	699	7,717
Parsons Corp. (a)	857	33,594
Rocket Lab U.S.A., Inc. Class A (a)(b)	4,867	19,809
Spirit AeroSystems Holdings, Inc. Class A	3,437	75,339
Triumph Group, Inc. (a)	2,075	17,824
V2X, Inc. (a)	376	13,310
Virgin Galactic Holdings, Inc. (a)(b)	5,968	28,109
Woodward, Inc.	1,985	159,316
		2,279,750
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,893	45,602
Atlas Air Worldwide Holdings, Inc. (a)	855	81,712
Forward Air Corp.	877	79,158
GXO Logistics, Inc. (a)	3,334	116,890
Hub Group, Inc. Class A (a)	1,110	76,568
		399,930
Airlines - 0.4%
Alaska Air Group, Inc. (a)	4,118	161,220
Allegiant Travel Co. (a)	501	36,563
American Airlines Group, Inc. (a)(b)	21,231	255,621
Blade Air Mobility, Inc. (a)	1,380	5,561
Hawaiian Holdings, Inc. (a)	1,620	21,303
JetBlue Airways Corp. (a)	10,496	69,588
Joby Aviation, Inc. (a)(b)	8,752	37,896
Mesa Air Group, Inc. (a)	944	1,558
SkyWest, Inc. (a)	1,683	27,366
Spirit Airlines, Inc. (a)	3,546	66,736
Sun Country Airlines Holdings, Inc. (a)(b)	1,002	13,637
Wheels Up Experience, Inc. Class A (a)	5,969	6,864
		703,913
Building Products - 2.2%
A.O. Smith Corp.	4,250	206,465
AAON, Inc.	1,374	74,031
Advanced Drain Systems, Inc.	1,855	230,706
Allegion PLC	2,869	257,292
American Woodmark Corp. (a)	556	24,386
Apogee Enterprises, Inc.	701	26,792
Armstrong World Industries, Inc.	1,533	121,460
Builders FirstSource, Inc. (a)	5,644	332,544
Carlisle Companies, Inc.	1,685	472,491
CSW Industrials, Inc.	518	62,056
Fortune Brands Home & Security, Inc.	4,278	229,686
Gibraltar Industries, Inc. (a)	1,081	44,245
Griffon Corp.	1,565	46,199
Hayward Holdings, Inc. (a)(b)	1,969	17,465
Insteel Industries, Inc.	631	16,740
Janus International Group, Inc. (a)	1,806	16,110
Jeld-Wen Holding, Inc. (a)	2,779	24,316
Lennox International, Inc.	1,079	240,261
Masonite International Corp. (a)	740	52,755
Owens Corning	3,169	249,115
PGT Innovations, Inc. (a)	1,970	41,291
Quanex Building Products Corp.	1,060	19,250
Resideo Technologies, Inc. (a)	4,768	90,878
Simpson Manufacturing Co. Ltd.	1,415	110,936
Tecnoglass, Inc. (b)	684	14,357
The AZEK Co., Inc. (a)	3,670	60,995
Trex Co., Inc. (a)	3,707	162,886
UFP Industries, Inc.	2,050	147,928
View, Inc. Class A (a)(b)	1,855	2,486
Zurn Elkay Water Solutions Cor	4,116	100,842
		3,496,964
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	2,184	83,494
ACCO Brands Corp.	3,138	15,376
ACV Auctions, Inc. Class A (a)	3,663	26,337
Aqua Metals, Inc. (a)(b)	2,228	1,683
Aris Water Solution, Inc. Class A (b)	614	7,835
Aurora Innovation, Inc. (a)(b)	9,076	20,058
Brady Corp. Class A	1,576	65,766
BrightView Holdings, Inc. (a)	1,423	11,299
Casella Waste Systems, Inc. Class A (a)	1,652	126,196
Cimpress PLC (a)	626	15,324
Clean Harbors, Inc. (a)	1,635	179,817
CoreCivic, Inc. (a)	3,997	35,333
Deluxe Corp.	1,441	23,993
Driven Brands Holdings, Inc. (a)	1,807	50,560
Ennis, Inc.	859	17,292
Harsco Corp. (a)	2,609	9,758
Healthcare Services Group, Inc. (b)	2,456	29,693
Heritage-Crystal Clean, Inc. (a)	529	15,643
HNI Corp.	1,396	37,008
IAA, Inc. (a)	4,384	139,630
Interface, Inc.	1,924	17,297
KAR Auction Services, Inc. (a)(b)	3,979	44,445
Kimball International, Inc. Class B	1,170	7,359
Matthews International Corp. Class A	987	22,119
Millerknoll, Inc.	2,489	38,828
Montrose Environmental Group, Inc. (a)(b)	886	29,814
MSA Safety, Inc.	1,197	130,808
Pitney Bowes, Inc.	5,201	12,118
Rollins, Inc.	7,398	256,563
SP Plus Corp. (a)	734	22,989
Steelcase, Inc. Class A	2,923	19,058
Stericycle, Inc. (a)	3,011	126,793
Tetra Tech, Inc.	1,755	225,570
The Brink's Co.	1,538	74,501
The GEO Group, Inc. (a)	4,113	31,670
UniFirst Corp.	498	83,779
Viad Corp. (a)	665	21,001
VSE Corp.	344	12,178
		2,088,985
Construction & Engineering - 1.3%
AECOM	4,603	314,707
Ameresco, Inc. Class A (a)(b)	1,018	67,677
API Group Corp. (a)	6,724	89,227
Arcosa, Inc.	1,578	90,230
Argan, Inc.	463	14,895
Comfort Systems U.S.A., Inc.	1,175	114,363
Construction Partners, Inc. Class A (a)	1,358	35,620
Dycom Industries, Inc. (a)	966	92,282
EMCOR Group, Inc.	1,667	192,505
Fluor Corp. (a)	4,634	115,340
Granite Construction, Inc.	1,485	37,704
Great Lakes Dredge & Dock Corp. (a)	2,223	16,850
IES Holdings, Inc. (a)	296	8,176
Infrastructure and Energy Alternatives, Inc. (a)	988	13,378
MasTec, Inc. (a)	1,867	118,555
Matrix Service Co. (a)	770	3,188
MDU Resources Group, Inc.	6,619	181,030
MYR Group, Inc. (a)	557	47,195
Northwest Pipe Co. (a)	300	8,430
NV5 Global, Inc. (a)	390	48,290
Orbital Infrastructure Group I (a)(b)	3,649	1,733
Primoris Services Corp.	1,774	28,828
Sterling Construction Co., Inc. (a)	1,012	21,728
Tutor Perini Corp. (a)	1,397	7,711
Valmont Industries, Inc.	695	186,691
Willscot Mobile Mini Holdings (a)	7,258	292,715
		2,149,048
Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,132	178,256
Advent Technologies Holdings, Inc. Class A (a)(b)	1,109	3,394
American Superconductor Corp. (a)(b)	995	4,358
Array Technologies, Inc. (a)	4,371	72,471
Atkore, Inc. (a)	1,412	109,868
AZZ, Inc.	794	28,989
Babcock & Wilcox Enterprises, Inc. (a)	1,843	11,758
Beam Global (a)(b)	356	4,343
Blink Charging Co. (a)(b)	1,179	20,892
Bloom Energy Corp. Class A (a)	5,309	106,127
ChargePoint Holdings, Inc. Class A (a)(b)	5,827	86,007
Encore Wire Corp.	646	74,639
Energous Corp. (a)	2,363	2,434
EnerSys	1,360	79,111
Enovix Corp. (a)(b)	3,431	62,907
Eos Energy Enterprises, Inc. (a)(b)	1,196	1,997
ESS Tech, Inc. Class A (a)	1,782	7,288
Fluence Energy, Inc. (b)	1,124	16,399
FTC Solar, Inc. (a)(b)	707	2,093
FuelCell Energy, Inc. (a)(b)	12,050	41,091
GrafTech International Ltd.	6,545	28,209
Hubbell, Inc. Class B	1,753	390,919
KULR Technology Group, Inc. (a)(b)	1,813	2,321
Nuvve Holding Corp. (a)	384	538
nVent Electric PLC	5,442	172,022
Ocean Power Technologies, Inc. (a)(b)	1,795	1,472
Powell Industries, Inc.	318	6,703
Regal Rexnord Corp.	2,190	307,388
Romeo Power, Inc. (a)	3,014	1,206
Sensata Technologies, Inc. PLC	5,140	191,619
Shoals Technologies Group, Inc. (a)	3,673	79,153
Stem, Inc. (a)(b)	4,389	58,549
SunPower Corp. (a)(b)	2,732	62,945
Sunrun, Inc. (a)	6,868	189,488
Thermon Group Holdings, Inc. (a)	1,062	16,365
TPI Composites, Inc. (a)	1,203	13,570
Vertiv Holdings Co.	10,001	97,210
Vicor Corp. (a)	710	41,989
		2,576,088
Machinery - 3.6%
AGCO Corp.	1,998	192,148
AgEagle Aerial Systems, Inc. (a)(b)	2,473	1,149
Agrify Corp. (a)(b)	660	287
Alamo Group, Inc.	328	40,105
Albany International Corp. Class A	1,027	80,958
Allison Transmission Holdings, Inc.	3,159	106,648
Altra Industrial Motion Corp.	2,136	71,812
Astec Industries, Inc.	739	23,049
Barnes Group, Inc.	1,535	44,331
Berkshire Grey, Inc. Class A (a)(b)	1,229	2,089
Blue Bird Corp. (a)	607	5,068
Chart Industries, Inc. (a)(b)	1,172	216,058
CIRCOR International, Inc. (a)	666	10,982
Columbus McKinnon Corp. (NY Shares)	957	25,035
Commercial Vehicle Group, Inc. (a)	883	3,974
Crane Holdings Co.	1,554	136,037
Desktop Metal, Inc. (a)(b)	6,005	15,553
Donaldson Co., Inc.	4,023	197,167
Douglas Dynamics, Inc.	724	20,286
Energy Recovery, Inc. (a)	1,265	27,501
Enerpac Tool Group Corp. Class A	2,002	35,696
EnPro Industries, Inc.	677	57,531
ESAB Corp.	27	901
ESCO Technologies, Inc.	846	62,130
Evoqua Water Technologies Corp. (a)	3,964	131,089
Federal Signal Corp.	1,981	73,931
Flowserve Corp.	4,264	103,615
Franklin Electric Co., Inc.	1,270	103,772
Gates Industrial Corp. PLC (a)	3,152	30,764
Gorman-Rupp Co.	732	17,414
Graco, Inc.	5,524	331,164
Helios Technologies, Inc.	1,068	54,041
Hillenbrand, Inc.	2,346	86,145
Hillman Solutions Corp. Class A (a)	3,253	24,528
Hydrofarm Holdings Group, Inc. (a)(b)	1,025	1,989
Hyliion Holdings Corp. Class A (a)(b)	3,776	10,837
Hyster-Yale Materials Handling Class A	313	6,733
Hyzon Motors, Inc. Class A (a)(b)	2,658	4,519
ITT, Inc.	2,732	178,509
John Bean Technologies Corp.	1,043	89,698
Kadant, Inc. (b)	384	64,055
Kennametal, Inc.	2,724	56,060
Lightning eMotors, Inc. (a)(b)	841	1,304
Lincoln Electric Holdings, Inc.	1,891	237,737
Lindsay Corp.	360	51,581
Luxfer Holdings PLC sponsored	926	13,427
Manitowoc Co., Inc. (a)	1,121	8,688
Markforged Holding Corp. (a)	2,011	3,982
Microvast Holdings, Inc. (a)	7,566	13,694
Middleby Corp. (a)	1,777	227,758
Mueller Industries, Inc.	1,856	110,321
Mueller Water Products, Inc. Class A	5,139	52,778
Nikola Corp. (a)(b)	7,143	25,143
Nordson Corp.	1,755	372,534
Omega Flex, Inc.	107	9,910
Oshkosh Corp.	2,153	151,334
Pentair PLC	5,415	220,011
Proterra, Inc. Class A (a)	6,203	30,891
Proto Labs, Inc. (a)	919	33,479
RBC Bearings, Inc. (a)(b)	943	195,965
REV Group, Inc.	1,070	11,802
Sarcos Technology and Robotics Corp. Class A (a)(b)	2,216	4,920
Shyft Group, Inc. (The)	1,022	20,879
Snap-On, Inc.	1,739	350,148
SPX Corp. (a)	1,498	82,720
Standex International Corp.	400	32,660
Tennant Co.	615	34,784
Terex Corp.	2,278	67,748
The Greenbrier Companies, Inc.	1,048	25,435
Timken Co.	2,203	130,065
Titan International, Inc. (a)	1,621	19,679
Toro Co.	3,415	295,329
Trinity Industries, Inc.	2,282	48,721
Velo3D, Inc. (a)(b)	2,149	8,467
Wabash National Corp.	1,544	24,025
Watts Water Technologies, Inc. Class A	900	113,157
Xos, Inc. Class A (a)(b)	1,583	1,900
		5,778,334
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	433	18,697
Genco Shipping & Trading Ltd.	1,218	15,262
Kirby Corp. (a)	1,970	119,717
Matson, Inc.	1,328	81,699
Pangaea Logistics Solutions Ltd. (b)	706	3,262
		238,637
Professional Services - 2.0%
Alight, Inc. Class A (a)	8,400	61,572
ASGN, Inc. (a)	1,674	151,279
Atlas Technical Consultants, Inc. (a)(b)	543	3,611
Barrett Business Services, Inc.	244	19,032
BlackSky Technology, Inc. Class A (a)(b)	1,699	2,549
Booz Allen Hamilton Holding Corp. Class A	4,342	400,984
CACI International, Inc. Class A (a)	763	199,189
CBIZ, Inc. (a)	1,695	72,512
Clarivate Analytics PLC (a)(b)	12,780	120,004
CRA International, Inc.	236	20,943
Dun & Bradstreet Holdings, Inc.	4,957	61,417
Exponent, Inc.	1,701	149,127
First Advantage Corp. (a)	1,338	17,167
Forrester Research, Inc. (a)	344	12,387
Franklin Covey Co. (a)	418	18,973
FTI Consulting, Inc. (a)	1,126	186,589
Heidrick & Struggles International, Inc.	636	16,530
HireRight Holdings Corp.	743	11,338
Huron Consulting Group, Inc. (a)	693	45,911
ICF International, Inc.	551	60,070
Insperity, Inc.	1,165	118,935
KBR, Inc.	4,548	196,565
Kelly Services, Inc. Class A (non-vtg.)	1,165	15,832
Kforce, Inc.	665	39,002
Korn Ferry	1,766	82,914
Manpower, Inc.	1,729	111,849
Nielsen Holdings PLC	11,742	325,488
Red Violet, Inc. (a)	322	5,577
Resources Connection, Inc.	1,018	18,395
Robert Half International, Inc.	3,615	276,548
Science Applications International Corp.	1,820	160,943
Skillsoft Corp. (a)	2,677	4,899
Spire Global, Inc. (a)	3,114	3,363
TriNet Group, Inc. (a)	1,248	88,883
TrueBlue, Inc. (a)	1,056	20,148
Upwork, Inc. (a)	3,999	54,466
Willdan Group, Inc. (a)	419	6,205
		3,161,196
Road & Rail - 1.2%
AMERCO	320	162,950
ArcBest Corp.	802	58,329
Avis Budget Group, Inc. (a)	1,120	166,275
Bird Global, Inc. Class A (a)(b)	4,282	1,511
Covenant Transport Group, Inc. Class A	352	10,102
Daseke, Inc. (a)	1,874	10,138
Heartland Express, Inc.	1,479	21,164
J.B. Hunt Transport Services, Inc.	2,737	428,122
Knight-Swift Transportation Holdings, Inc. Class A	5,340	261,286
Landstar System, Inc.	1,214	175,265
Marten Transport Ltd.	1,942	37,209
P.A.M. Transportation Services, Inc. (a)	206	6,378
Ryder System, Inc.	1,669	125,993
Saia, Inc. (a)	864	164,160
Schneider National, Inc. Class B	1,169	23,731
TuSimple Holdings, Inc. (a)(b)	1,218	9,257
U.S. Xpress Enterprises, Inc. (a)	594	1,461
Werner Enterprises, Inc.	1,936	72,794
XPO Logistics, Inc. (a)	3,236	144,067
Yellow Corp. (a)	1,164	5,901
		1,886,093
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	3,399	105,403
Applied Industrial Technologies, Inc.	1,256	129,092
Beacon Roofing Supply, Inc. (a)	1,774	97,073
BlueLinx Corp. (a)	314	19,499
Boise Cascade Co.	1,290	76,703
Core & Main, Inc. (a)(b)	1,875	42,638
Custom Truck One Source, Inc. Class A (a)	1,688	9,841
DXP Enterprises, Inc. (a)	585	13,853
GATX Corp. (b)	1,159	98,689
Global Industrial Co.	524	14,059
GMS, Inc. (a)	1,410	56,414
H&E Equipment Services, Inc.	1,016	28,793
Herc Holdings, Inc.	822	85,389
Hudson Technologies, Inc. (a)	1,095	8,048
McGrath RentCorp.	787	65,998
MRC Global, Inc. (a)	2,055	14,775
MSC Industrial Direct Co., Inc. Class A	1,529	111,326
NOW, Inc. (a)	3,629	36,471
Rush Enterprises, Inc. Class A	1,399	61,360
SiteOne Landscape Supply, Inc. (a)	1,473	153,398
Textainer Group Holdings Ltd.	1,413	37,953
Titan Machinery, Inc. (a)	663	18,736
Transcat, Inc. (a)	228	17,257
Triton International Ltd.	2,088	114,276
Univar Solutions, Inc. (a)	5,525	125,639
Veritiv Corp. (a)	456	44,583
Watsco, Inc. (b)	1,084	279,087
WESCO International, Inc. (a)	1,458	174,056
		2,040,409
TOTAL INDUSTRIALS		26,799,347
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	1,556	30,466
Applied Optoelectronics, Inc. (a)(b)	682	1,855
Aviat Networks, Inc. (a)	288	7,885
CalAmp Corp. (a)	1,284	4,931
Calix, Inc. (a)	1,819	111,214
Cambium Networks Corp. (a)	343	5,804
Casa Systems, Inc. (a)(b)	1,378	4,313
Ciena Corp. (a)	4,969	200,897
Clearfield, Inc. (a)(b)	377	39,449
CommScope Holding Co., Inc. (a)	6,778	62,425
Comtech Telecommunications Corp.	807	8,078
Digi International, Inc. (a)	1,154	39,894
DZS, Inc. (a)	508	5,740
EMCORE Corp. (a)	1,089	1,819
Extreme Networks, Inc. (a)	4,278	55,913
Harmonic, Inc. (a)	3,451	45,105
Infinera Corp. (a)(b)	7,132	34,519
Inseego Corp. (a)(b)	2,856	5,912
Juniper Networks, Inc.	10,528	274,991
Lantronix, Inc. (a)	747	3,593
Lumentum Holdings, Inc. (a)	2,250	154,283
NETGEAR, Inc. (a)	951	19,058
NetScout Systems, Inc. (a)	2,408	75,419
Ondas Holdings, Inc. (a)(b)	1,192	4,410
Ribbon Communications, Inc. (a)	3,828	8,498
ViaSat, Inc. (a)	2,435	73,610
Viavi Solutions, Inc. (a)	7,412	96,727
		1,376,808
Electronic Equipment & Components - 2.0%
908 Devices, Inc. (a)(b)	579	9,525
Advanced Energy Industries, Inc.	1,231	95,292
Aeva Technologies, Inc. (a)	3,218	6,018
AEye, Inc. Class A (a)(b)	3,112	3,454
Akoustis Technologies, Inc. (a)(b)	1,774	5,269
Alpine 4 Holdings, Inc. (a)	4,884	2,711
Arlo Technologies, Inc. (a)	2,837	13,164
Arrow Electronics, Inc. (a)	2,158	198,946
Avnet, Inc.	3,186	115,078
Badger Meter, Inc.	959	88,602
Belden, Inc.	1,445	86,729
Benchmark Electronics, Inc.	1,112	27,555
Cognex Corp.	5,685	235,643
Coherent Corp. (a)	3,480	121,278
CTS Corp.	1,046	43,566
Daktronics, Inc. (a)	1,146	3,106
ePlus, Inc. (a)	888	36,888
Evolv Technologies Holdings, Inc. (a)	1,644	3,485
Fabrinet (a)	1,205	115,017
FARO Technologies, Inc. (a)	612	16,793
Focus Universal, Inc. (a)	528	4,953
Identiv, Inc. (a)	769	9,643
Insight Enterprises, Inc. (a)	1,144	94,277
IPG Photonics Corp. (a)	1,140	96,159
Itron, Inc. (a)	1,479	62,281
Jabil, Inc.	4,614	266,274
Kimball Electronics, Inc. (a)	834	14,303
Knowles Corp. (a)	3,014	36,680
Lightwave Logic, Inc. (a)(b)	3,462	25,411
Littelfuse, Inc.	809	160,740
Methode Electronics, Inc. Class A	1,209	44,914
MicroVision, Inc. (a)(b)	5,254	18,967
Mirion Technologies, Inc. Class A (a)(b)	3,282	24,517
Napco Security Technologies, Inc. (a)	937	27,248
National Instruments Corp.	4,286	161,754
nLIGHT, Inc. (a)	1,444	13,646
Novanta, Inc. (a)	1,168	135,079
OSI Systems, Inc. (a)	519	37,399
Ouster, Inc. (a)(b)	2,214	2,133
Par Technology Corp. (a)(b)	822	24,274
PC Connection, Inc.	342	15,421
Plexus Corp. (a)	906	79,329
Rogers Corp. (a)	606	146,579
Sanmina Corp. (a)	1,986	91,515
ScanSource, Inc. (a)	830	21,920
Smartrent, Inc. (a)	3,099	7,035
TD SYNNEX Corp.	1,352	109,769
TTM Technologies, Inc. (a)	3,297	43,454
Velodyne Lidar, Inc. (a)(b)	3,031	2,871
Vishay Intertechnology, Inc.	4,312	76,710
Vishay Precision Group, Inc. (a)	414	12,250
Vontier Corp.	5,265	87,978
		3,183,602
IT Services - 1.9%
Affirm Holdings, Inc. (a)(b)	5,403	101,360
Amdocs Ltd.	4,055	322,170
BigCommerce Holdings, Inc. (a)	1,933	28,608
Brightcove, Inc. (a)	1,402	8,833
Cantaloupe, Inc. (a)	1,765	6,142
Cass Information Systems, Inc.	371	12,870
Concentrix Corp.	1,408	157,175
Conduent, Inc. (a)	5,252	17,542
CSG Systems International, Inc.	1,016	53,726
Cyxtera Technologies, Inc. Class A (a)	1,048	4,276
Digitalocean Holdings, Inc. (a)(b)	554	20,038
DXC Technology Co. (a)	7,990	195,595
Edgio, Inc. (a)	4,432	12,321
Euronet Worldwide, Inc. (a)	1,656	125,459
EVERTEC, Inc.	1,950	61,133
EVO Payments, Inc. Class A (a)	1,559	51,915
Exela Technologies, Inc. (a)(b)	494	224
ExlService Holdings, Inc. (a)	1,087	160,180
Fastly, Inc. Class A (a)(b)	3,664	33,562
Genpact Ltd.	5,554	243,099
GreenBox POS (a)	575	561
Grid Dynamics Holdings, Inc. (a)	1,568	29,369
Hackett Group, Inc.	915	16,214
i3 Verticals, Inc. Class A (a)	757	15,163
Information Services Group, Inc. (b)	1,073	5,107
International Money Express, Inc. (a)	1,074	24,476
Kyndryl Holdings, Inc. (a)	5,883	48,652
Marqeta, Inc. Class A (a)	11,918	84,856
Maximus, Inc.	2,005	116,029
MoneyGram International, Inc. (a)	3,078	32,011
Paya Holdings, Inc. (a)	2,768	16,912
Paymentus Holdings, Inc. (a)(b)	471	4,578
Payoneer Global, Inc. (a)	6,465	39,113
Perficient, Inc. (a)	1,138	73,993
Rackspace Technology, Inc. (a)(b)	1,995	8,140
Repay Holdings Corp. (a)	2,523	17,812
Sabre Corp. (a)	10,692	55,064
Sezzle, Inc. unit (a)(b)	2,365	719
Shift4 Payments, Inc. (a)	1,757	78,380
SolarWinds, Inc. (a)	1,478	11,455
Squarespace, Inc. Class A (a)(b)	913	19,502
Switch, Inc. Class A	4,480	150,931
TaskUs, Inc. (a)(b)	910	14,651
The Western Union Co. (b)	12,618	170,343
Toast, Inc.	7,980	133,426
Ttec Holdings, Inc.	615	27,251
Tucows, Inc. (a)	298	11,148
Unisys Corp. (a)	2,227	16,814
Verra Mobility Corp. (a)	4,183	64,293
WEX, Inc. (a)	1,470	186,602
		3,089,793
Semiconductors & Semiconductor Equipment - 1.7%
ACM Research, Inc. (a)(b)	1,229	15,313
AEHR Test Systems (a)	777	10,956
Allegro MicroSystems LLC (a)	1,818	39,723
Alpha & Omega Semiconductor Ltd. (a)	697	21,440
Ambarella, Inc. (a)	1,247	70,056
Amkor Technology, Inc.	3,290	56,095
Atomera, Inc. (a)(b)	781	7,912
Axcelis Technologies, Inc. (a)	1,079	65,344
AXT, Inc. (a)	1,273	8,529
CEVA, Inc. (a)	744	19,515
Cirrus Logic, Inc. (a)	1,865	128,312
Cohu, Inc. (a)	1,605	41,377
CyberOptics Corp. (a)	235	12,638
Diodes, Inc. (a)	1,484	96,326
Everspin Technologies, Inc. (a)	468	2,710
First Solar, Inc. (a)	3,238	428,290
FormFactor, Inc. (a)	2,557	64,053
Ichor Holdings Ltd. (a)	961	23,266
Impinj, Inc. (a)(b)	637	50,979
indie Semiconductor, Inc. (a)(b)	1,964	14,376
Kopin Corp. (a)	2,464	2,587
Kulicke & Soffa Industries, Inc.	1,938	74,671
Lattice Semiconductor Corp. (a)	4,498	221,347
MACOM Technology Solutions Holdings, Inc. (a)	1,599	82,812
MaxLinear, Inc. Class A (a)	2,332	76,070
Meta Materials, Inc. (a)(b)	8,820	5,725
MKS Instruments, Inc.	1,819	150,322
Navitas Semiconductor Corp. (a)(b)	2,511	12,178
NVE Corp.	143	6,671
Onto Innovation, Inc. (a)	1,622	103,889
PDF Solutions, Inc. (a)	934	22,911
Photronics, Inc. (a)	2,047	29,927
Pixelworks, Inc. (a)	1,998	3,217
Power Integrations, Inc.	1,909	122,787
Rambus, Inc. (a)	3,584	91,105
Rockley Photonics Holdings Ltd. (a)(b)	2,747	1,951
Semtech Corp. (a)	2,078	61,114
Silicon Laboratories, Inc. (a)	1,194	147,387
SiTime Corp. (a)	511	40,231
SkyWater Technology, Inc. (a)	268	2,050
SMART Global Holdings, Inc. (a)	1,502	23,837
Synaptics, Inc. (a)	1,296	128,317
Ultra Clean Holdings, Inc. (a)	1,487	38,290
Universal Display Corp.	1,424	134,354
Veeco Instruments, Inc. (a)(b)	1,692	30,997
		2,791,957
Software - 5.0%
8x8, Inc. (a)(b)	3,836	13,234
A10 Networks, Inc.	1,968	26,115
ACI Worldwide, Inc. (a)	3,749	78,354
Adeia, Inc.	3,400	48,076
Agilysys, Inc. (a)	652	36,088
Alarm.com Holdings, Inc. (a)	1,504	97,549
Altair Engineering, Inc. Class A (a)	1,706	75,439
Alteryx, Inc. Class A (a)	1,977	110,396
American Software, Inc. Class A	1,081	16,561
Amplitude, Inc. (a)(b)	782	12,098
AppFolio, Inc. (a)	658	68,906
Appian Corp. Class A (a)(b)	1,344	54,876
Asana, Inc. (a)(b)	2,744	60,999
Aspen Technology, Inc. (a)	913	217,477
Avalara, Inc. (a)	2,871	263,558
Avaya Holdings Corp. (a)(b)	2,487	3,954
AvePoint, Inc. (a)(b)	2,916	11,693
Benefitfocus, Inc. (a)	1,046	6,642
Bentley Systems, Inc. Class B (b)	6,134	187,639
Black Knight, Inc. (a)	5,091	329,540
Blackbaud, Inc. (a)	1,488	65,561
BlackLine, Inc. (a)	1,766	105,783
Box, Inc. Class A (a)	4,670	113,901
BTRS Holdings, Inc. (a)	2,492	23,076
C3.ai, Inc. (a)(b)	2,393	29,913
Cerence, Inc. (a)	1,251	19,703
Ceridian HCM Holding, Inc. (a)	4,495	251,181
ChannelAdvisor Corp. (a)	983	22,275
Cipher Mining, Inc. (a)(b)	1,281	1,614
Cleanspark, Inc. (a)(b)	1,183	3,762
Clear Secure, Inc. (a)(b)	441	10,081
Clearwater Analytics Holdings, Inc. (b)	1,257	21,105
CommVault Systems, Inc. (a)	1,462	77,544
Confluent, Inc. (a)(b)	3,837	91,205
Consensus Cloud Solutions, Inc. (a)	503	23,792
CoreCard Corp. (a)(b)	199	4,332
Couchbase, Inc. (a)	338	4,823
Coupa Software, Inc. (a)	2,457	144,472
CS Disco, Inc. (a)(b)	414	4,140
Digimarc Corp. (a)(b)	510	6,911
Digital Turbine, Inc. (a)	2,903	41,832
Dolby Laboratories, Inc. Class A	2,111	137,532
Domo, Inc. Class B (a)	987	17,756
Dropbox, Inc. Class A (a)	8,742	181,134
Duck Creek Technologies, Inc. (a)	2,530	29,981
Dynatrace, Inc. (a)	6,449	224,490
E2open Parent Holdings, Inc. (a)(b)	5,846	35,485
Ebix, Inc. (b)	773	14,664
eGain Communications Corp. (a)	675	4,961
Elastic NV (a)	2,385	171,100
Embark Technology, Inc. (a)(b)	294	2,184
Enfusion, Inc. Class A (b)	578	7,133
Envestnet, Inc. (a)	1,803	80,053
Everbridge, Inc. (a)	1,296	40,020
Five9, Inc. (a)	2,274	170,505
ForgeRock, Inc.	1,014	14,733
Freshworks, Inc. (b)	3,490	45,265
GitLab, Inc. (b)	1,198	61,362
Guidewire Software, Inc. (a)	2,735	168,421
Intapp, Inc. (a)	412	7,692
InterDigital, Inc.	1,010	40,824
IronNet, Inc. Class A (a)(b)	1,700	1,171
Jamf Holding Corp. (a)	1,813	40,176
KnowBe4, Inc. (a)	2,467	51,338
Latch, Inc. (a)(b)	2,748	2,620
Life360, Inc. unit (a)(d)	5,883	18,627
LivePerson, Inc. (a)	2,227	20,978
Liveramp Holdings, Inc. (a)	2,241	40,697
Manhattan Associates, Inc. (a)	2,063	274,441
Marathon Digital Holdings, Inc. (a)(b)	3,487	37,346
Matterport, Inc. (a)(b)	6,937	26,291
MeridianLink, Inc. (a)(b)	464	7,554
MicroStrategy, Inc. Class A (a)(b)	305	64,739
Mitek Systems, Inc. (a)	1,419	12,998
Model N, Inc. (a)	1,106	37,858
Momentive Global, Inc. (a)	4,356	25,308
N-able, Inc. (a)	2,251	20,777
nCino, Inc. (a)(b)	1,881	64,161
NCR Corp. (a)	4,461	84,804
New Relic, Inc. (a)	1,947	111,719
Nextnav, Inc. (a)	601	1,617
Nutanix, Inc. Class A (a)	7,212	150,226
Olo, Inc. (a)(b)	2,991	23,629
ON24, Inc. (a)	266	2,341
Onespan, Inc. (a)	1,132	9,747
Pagerduty, Inc. (a)	2,572	59,336
Paycor HCM, Inc. (a)(b)	1,048	30,979
Paylocity Holding Corp. (a)	1,298	313,571
Pegasystems, Inc.	1,342	43,132
Ping Identity Holding Corp. (a)	2,005	56,280
Progress Software Corp.	1,426	60,676
PROS Holdings, Inc. (a)	1,306	32,258
PTC, Inc. (a)	3,438	359,615
Q2 Holdings, Inc. (a)	1,874	60,343
Qualtrics International, Inc. (a)	3,415	34,765
Qualys, Inc. (a)	1,090	151,935
Rapid7, Inc. (a)	1,906	81,767
Rekor Systems, Inc. (a)	1,086	1,086
Rimini Street, Inc. (a)	944	4,399
RingCentral, Inc. (a)	2,785	111,289
Riot Blockchain, Inc. (a)(b)	3,503	24,556
SecureWorks Corp. (a)	404	3,252
Semrush Holdings, Inc. (a)(b)	889	9,966
SentinelOne, Inc. (a)(b)	6,075	155,277
ShotSpotter, Inc. (a)	280	8,053
Smartsheet, Inc. (a)	4,219	144,965
Smith Micro Software, Inc. (a)(b)	1,487	3,361
Sprinklr, Inc. (a)	1,772	16,338
Sprout Social, Inc. (a)	1,521	92,294
SPS Commerce, Inc. (a)	1,183	146,964
Sumo Logic, Inc. (a)	3,056	22,920
Telos Corp. (a)	1,700	15,113
Tenable Holdings, Inc. (a)	3,074	106,975
Teradata Corp. (a)	3,430	106,536
UiPath, Inc. Class A (a)	9,086	114,574
Upland Software, Inc. (a)	894	7,268
Varonis Systems, Inc. (a)	3,591	95,233
Verint Systems, Inc. (a)	2,111	70,887
Veritone, Inc. (a)(b)	1,090	6,137
Vertex, Inc. Class A (a)(b)	935	12,781
Viant Technology, Inc. (a)	348	1,465
Vobile Group Ltd. (a)(c)	36,000	9,998
Workiva, Inc. (a)	1,580	122,924
Yext, Inc. (a)	3,990	17,795
Zuora, Inc. (a)	3,875	28,598
		8,118,319
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	4,307	34,370
Avid Technology, Inc. (a)	1,141	26,540
Corsair Gaming, Inc. (a)(b)	1,072	12,167
Diebold Nixdorf, Inc. (a)	2,234	5,451
Eastman Kodak Co. (a)(b)	2,235	10,259
Immersion Corp. (a)	1,007	5,528
IonQ, Inc. (a)(b)	3,870	19,621
Pure Storage, Inc. Class A (a)	9,162	250,764
Quantum Corp. (a)	2,151	2,323
Super Micro Computer, Inc. (a)	1,459	80,347
Turtle Beach Corp. (a)(b)	500	3,410
Xerox Holdings Corp. (b)	3,894	50,934
		501,714
TOTAL INFORMATION TECHNOLOGY		19,062,193
MATERIALS - 5.0%
Chemicals - 2.0%
AdvanSix, Inc.	934	29,981
American Vanguard Corp.	848	15,858
Amyris, Inc. (a)(b)	6,475	18,907
Ashland, Inc.	1,654	157,080
Aspen Aerogels, Inc. (a)(b)	930	8,575
Avient Corp.	2,992	90,658
Axalta Coating Systems Ltd. (a)	6,803	143,271
Balchem Corp.	1,053	128,024
Cabot Corp.	1,841	117,621
Chase Corp.	241	20,140
Danimer Scientific, Inc. (a)(b)	2,878	8,490
Ecovyst, Inc. (a)	1,822	15,378
Element Solutions, Inc.	7,138	116,135
Flotek Industries, Inc. (a)	1,931	1,931
FutureFuel Corp.	720	4,349
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	31,463	98,165
H.B. Fuller Co. (b)	1,734	104,213
Hawkins, Inc.	597	23,277
Huntsman Corp.	6,509	159,731
Ingevity Corp. (a)	1,268	76,879
Innospec, Inc.	814	69,735
Intrepid Potash, Inc. (a)	314	12,425
Koppers Holdings, Inc.	679	14,110
Kronos Worldwide, Inc.	717	6,697
Livent Corp. (a)(b)	5,285	161,985
Loop Industries, Inc. (a)(b)	909	3,936
LSB Industries, Inc. (a)	999	14,236
Mativ, Inc.	1,022	22,566
Minerals Technologies, Inc.	1,079	53,313
NewMarket Corp.	219	65,882
Olin Corp.	4,533	194,375
Origin Materials, Inc. Class A (a)(b)	3,740	19,298
Orion Engineered Carbons SA	2,009	26,820
Perimeter Solutions SA (a)	5,345	42,813
PureCycle Technologies, Inc. (a)(b)	3,420	27,599
Quaker Houghton (b)	441	63,672
Rayonier Advanced Materials, Inc. (a)	2,055	6,473
RPM International, Inc.	4,225	351,985
Sensient Technologies Corp.	1,378	95,551
Stepan Co.	698	65,382
The Chemours Co. LLC	5,078	125,173
The Scotts Miracle-Gro Co. Class A (b)	1,327	56,729
Tredegar Corp.	871	8,222
Trinseo PLC	1,207	22,112
Tronox Holdings PLC	3,799	46,538
Valvoline, Inc.	5,817	147,403
Westlake Corp.	1,090	94,699
		3,158,392
Construction Materials - 0.1%
Eagle Materials, Inc.	1,290	138,262
Summit Materials, Inc. (a)	3,861	92,510
		230,772
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,141	203,459
Ardagh Metal Packaging SA (b)	4,590	22,216
Berry Global Group, Inc. (a)	4,255	197,985
Crown Holdings, Inc.	4,016	325,416
Graphic Packaging Holding Co.	9,236	182,319
Greif, Inc. Class A	866	51,588
Myers Industries, Inc.	1,209	19,912
O-I Glass, Inc. (a)	5,117	66,265
Pactiv Evergreen, Inc.	1,350	11,786
Ranpak Holdings Corp. (A Shares) (a)	1,200	4,104
Sealed Air Corp.	4,771	212,357
Silgan Holdings, Inc.	2,741	115,232
Sonoco Products Co.	3,175	180,118
TriMas Corp.	1,402	35,148
WestRock Co.	8,328	257,252
		1,885,157
Metals & Mining - 1.6%
5E Advanced Materials, Inc. unit (a)	9,030	11,725
Alcoa Corp.	6,027	202,869
Alpha Metallurgical Resources	576	78,820
Arconic Corp. (a)	3,463	59,010
ATI, Inc. (a)	4,044	107,611
Carpenter Technology Corp.	1,580	49,201
Century Aluminum Co. (a)	1,655	8,738
Cleveland-Cliffs, Inc. (a)	15,609	210,253
Coeur d'Alene Mines Corp. (a)	9,118	31,184
Commercial Metals Co.	3,965	140,678
Compass Minerals International, Inc.	1,122	43,231
Comstock Mining, Inc. (a)(b)	1,887	793
Coronado Global Resources, Inc. unit (d)	26,833	29,951
Gatos Silver, Inc. (a)	1,326	3,554
Gold Resource Corp.	2,795	4,612
Haynes International, Inc.	398	13,978
Hecla Mining Co.	17,669	69,616
Kaiser Aluminum Corp.	525	32,209
Materion Corp.	671	53,680
McEwen Mining, Inc. (a)(b)	1,487	4,848
MP Materials Corp. (a)(b)	2,441	66,639
Olympic Steel, Inc.	333	7,596
Piedmont Lithium, Inc. (a)(b)	586	31,345
Reliance Steel & Aluminum Co.	2,022	352,657
Royal Gold, Inc.	2,143	201,056
Ryerson Holding Corp.	518	13,333
Schnitzer Steel Industries, Inc. Class A	868	24,703
Steel Dynamics, Inc.	5,854	415,341
SunCoke Energy, Inc.	2,649	15,391
TimkenSteel Corp. (a)	1,313	19,682
United States Steel Corp. (b)	8,516	154,310
Warrior Metropolitan Coal, Inc.	1,686	47,950
Worthington Industries, Inc.	1,050	40,047
		2,546,611
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	542	20,379
Glatfelter Corp.	1,347	4,189
Louisiana-Pacific Corp.	2,684	137,394
Mercer International, Inc. (SBI)	1,277	15,707
Resolute Forest Products, Inc. (a)	1,531	30,620
Sylvamo Corp.	1,154	39,121
		247,410
TOTAL MATERIALS		8,068,342
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust (SBI)	3,163	39,917
Agree Realty Corp.	2,462	166,382
Alexander & Baldwin, Inc.	2,466	40,886
Alexanders, Inc.	73	15,254
American Assets Trust, Inc.	1,780	45,782
American Homes 4 Rent Class A	9,672	317,338
Americold Realty Trust	8,809	216,701
Apartment Income (REIT) Corp.	5,147	198,777
Apartment Investment & Management Co. Class A (a)	4,999	36,493
Apple Hospitality (REIT), Inc.	6,990	98,279
Armada Hoffler Properties, Inc.	2,221	23,054
Ashford Hospitality Trust, Inc. (a)	1,214	8,267
Bluerock Residential Growth (REIT), Inc.	949	25,386
Braemar Hotels & Resorts, Inc.	2,025	8,708
Brandywine Realty Trust (SBI)	5,736	38,718
Brixmor Property Group, Inc.	9,823	181,431
Broadstone Net Lease, Inc. (b)	5,582	86,688
Camden Property Trust (SBI)	3,484	416,164
CareTrust (REIT), Inc.	3,189	57,753
CBL & Associates Properties, Inc. (b)	818	20,949
Centerspace	514	34,602
Chatham Lodging Trust (a)	1,559	15,387
City Office REIT, Inc. (b)	1,442	14,377
Community Healthcare Trust, Inc.	818	26,790
Corporate Office Properties Trust (SBI)	3,702	85,997
Cousins Properties, Inc.	4,913	114,719
CTO Realty Growth, Inc.	577	10,813
CubeSmart	7,346	294,281
DiamondRock Hospitality Co. (a)	6,937	52,097
Diversified Healthcare Trust (SBI)	8,305	8,223
Douglas Emmett, Inc.	5,795	103,904
Easterly Government Properties, Inc.	3,011	47,483
EastGroup Properties, Inc.	1,365	197,024
Empire State Realty Trust, Inc.	4,405	28,897
EPR Properties	2,459	88,180
Equity Commonwealth (a)	3,701	90,156
Equity Lifestyle Properties, Inc.	5,657	355,486
Essential Properties Realty Trust, Inc.	4,364	84,880
Farmland Partners, Inc.	1,052	13,329
Federal Realty Investment Trust (SBI)	2,346	211,422
First Industrial Realty Trust, Inc.	4,326	193,848
Four Corners Property Trust, Inc.	2,686	64,974
Franklin Street Properties Corp.	3,198	8,411
Gaming & Leisure Properties	7,679	339,719
Getty Realty Corp.	1,369	36,812
Gladstone Commercial Corp.	1,279	19,825
Gladstone Land Corp.	1,028	18,607
Global Medical REIT, Inc.	2,028	17,279
Global Net Lease, Inc.	3,447	36,711
Healthcare Trust of America, Inc.	7,497	156,312
Hersha Hospitality Trust (a)	1,063	8,483
Highwoods Properties, Inc. (SBI)	3,479	93,794
Hudson Pacific Properties, Inc.	4,792	52,472
Independence Realty Trust, Inc.	7,242	121,159
Indus Realty Trust, Inc.	245	12,831
Industrial Logistics Properties Trust	2,114	11,627
InvenTrust Properties Corp. (b)	2,223	47,417
Iron Mountain, Inc.	9,493	417,407
iStar Financial, Inc.	2,762	25,576
JBG SMITH Properties	3,596	66,814
Kilroy Realty Corp.	3,450	145,280
Kimco Realty Corp.	20,223	372,305
Kite Realty Group Trust	7,201	124,001
Lamar Advertising Co. Class A	2,853	235,344
Life Storage, Inc.	2,760	305,698
LTC Properties, Inc.	1,288	48,236
LXP Industrial Trust (REIT)	9,415	86,241
Medical Properties Trust, Inc.	19,641	232,942
National Health Investors, Inc.	1,499	84,738
National Retail Properties, Inc.	5,759	229,554
National Storage Affiliates Trust	2,765	114,969
Necessity Retail (REIT), Inc./The	4,437	26,090
NETSTREIT Corp.	1,651	29,404
NexPoint Residential Trust, Inc.	766	35,397
Office Properties Income Trust	1,569	22,044
Omega Healthcare Investors, Inc.	7,687	226,690
One Liberty Properties, Inc.	543	11,414
Orion Office (REIT), Inc. (b)	1,841	16,109
Outfront Media, Inc.	4,803	72,958
Paramount Group, Inc.	5,515	34,358
Park Hotels & Resorts, Inc.	7,656	86,207
Pebblebrook Hotel Trust	4,324	62,741
Phillips Edison & Co., Inc.	3,738	104,851
Physicians Realty Trust	7,387	111,100
Piedmont Office Realty Trust, Inc. Class A	4,148	43,803
Plymouth Industrial REIT, Inc.	1,357	22,811
Postal Realty Trust, Inc.	607	8,905
Potlatch Corp.	2,282	93,653
Rayonier, Inc.	4,799	143,826
Regency Centers Corp.	5,084	273,773
Retail Opportunity Investments Corp.	4,154	57,159
Rexford Industrial Realty, Inc.	5,404	281,008
RLJ Lodging Trust	5,480	55,458
RPT Realty	2,767	20,919
Ryman Hospitality Properties, Inc. (a)	1,806	132,904
Sabra Health Care REIT, Inc.	7,558	99,161
Safehold, Inc. (b)	544	14,394
Saul Centers, Inc. (b)	433	16,238
Service Properties Trust	5,476	28,420
SITE Centers Corp.	5,994	64,196
SL Green Realty Corp. (b)	2,115	84,938
Spirit Realty Capital, Inc.	4,417	159,719
Stag Industrial, Inc.	5,897	167,652
Store Capital Corp.	8,290	259,726
Summit Hotel Properties, Inc.	3,614	24,286
Sunstone Hotel Investors, Inc. (a)	7,076	66,656
Tanger Factory Outlet Centers, Inc.	3,438	47,032
Terreno Realty Corp.	2,484	131,627
The Macerich Co.	7,086	56,263
UMH Properties, Inc.	1,658	26,777
Uniti Group, Inc.	7,808	54,266
Universal Health Realty Income Trust (SBI)	432	18,667
Urban Edge Properties	3,658	48,798
Urstadt Biddle Properties, Inc. Class A (b)	1,018	15,789
Veris Residential, Inc. (a)	2,670	30,358
Vornado Realty Trust	5,249	121,567
Washington REIT (SBI)	2,905	51,012
Whitestone REIT Class B	1,530	12,944
Xenia Hotels & Resorts, Inc. (a)	3,770	51,988
		11,276,416
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	3,903	31,653
Cushman & Wakefield PLC (a)	4,944	56,609
Digitalbridge Group, Inc. (a)	4,890	61,174
Doma Holdings, Inc. Class A (a)	5,234	2,300
Douglas Elliman, Inc.	2,268	9,299
eXp World Holdings, Inc. (b)	2,277	25,525
Forestar Group, Inc. (a)	578	6,468
Howard Hughes Corp. (a)	1,260	69,791
Jones Lang LaSalle, Inc. (a)	1,597	241,259
Kennedy-Wilson Holdings, Inc.	3,904	60,356
Marcus & Millichap, Inc.	822	26,945
Newmark Group, Inc.	5,027	40,518
Offerpad Solutions, Inc. (a)(b)	2,123	2,569
Opendoor Technologies, Inc. (a)(b)	12,900	40,119
RE/MAX Holdings, Inc.	656	12,405
Redfin Corp. (a)(b)	3,598	21,012
Seritage Growth Properties (a)	1,234	11,131
The RMR Group, Inc.	493	11,679
The St. Joe Co.	1,088	34,849
WeWork, Inc. (a)(b)	6,823	18,081
Zillow Group, Inc.:
Class A (a)	2,183	62,499
Class C (a)(b)	4,336	124,053
		970,294
TOTAL REAL ESTATE		12,246,710
UTILITIES - 2.9%
Electric Utilities - 1.0%
Allete, Inc.	1,863	93,243
Avangrid, Inc. (b)	2,270	94,659
Hawaiian Electric Industries, Inc.	3,589	124,395
IDACORP, Inc.	1,653	163,664
MGE Energy, Inc.	1,187	77,903
NRG Energy, Inc.	7,753	296,707
OGE Energy Corp.	6,519	237,683
Otter Tail Corp.	1,362	83,790
Pinnacle West Capital Corp.	3,688	237,913
PNM Resources, Inc.	2,783	127,267
Portland General Electric Co.	2,915	126,686
		1,663,910
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	581	67,042
National Fuel Gas Co.	2,982	183,542
New Jersey Resources Corp.	3,134	121,286
Northwest Natural Holding Co.	1,123	48,716
ONE Gas, Inc.	1,761	123,957
South Jersey Industries, Inc.	3,949	131,976
Southwest Gas Corp.	2,183	152,264
Spire, Inc.	1,701	106,023
UGI Corp.	6,858	221,719
		1,156,525
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	1,032	30,031
Class C	2,767	88,129
Ormat Technologies, Inc. (b)	1,466	126,369
Sunnova Energy International, Inc. (a)(b)	3,115	68,779
Vistra Corp.	14,095	295,995
		609,303
Multi-Utilities - 0.4%
Avista Corp.	2,374	87,957
Black Hills Corp.	2,116	143,317
NiSource, Inc.	13,212	332,810
NorthWestern Energy Corp. (b)	1,772	87,324
Unitil Corp.	517	24,015
		675,423
Water Utilities - 0.4%
American States Water Co.	1,214	94,631
California Water Service Group (b)	1,766	93,051
Essential Utilities, Inc.	7,523	311,302
Middlesex Water Co.	580	44,776
SJW Group	913	52,589
York Water Co.	463	17,793
		614,142
TOTAL UTILITIES		4,719,303
TOTAL COMMON STOCKS (Cost $174,768,635)		155,231,287

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $298,816)	300,000	296,750

Money Market Funds - 13.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	5,505,659	5,506,760
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	15,733,873	15,735,446
TOTAL MONEY MARKET FUNDS (Cost $21,242,206)		21,242,206

TOTAL INVESTMENT IN SECURITIES - 109.5% (Cost $196,309,657)	176,770,243
NET OTHER ASSETS (LIABILITIES) - (9.5)% (i)	(15,382,615)
NET ASSETS - 100.0%	161,387,628

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	34	Dec 2022	2,838,660	(127,295)	(127,295)
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	Dec 2022	3,312,300	(231,021)	(231,021)

TOTAL FUTURES CONTRACTS					(358,316)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,534 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,750.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $68,297 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,371,665	48,008,239	45,873,144	35,463	-	-	5,506,760	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	6,532,852	42,491,779	33,289,185	113,776	-	-	15,735,446	0.0%
Total	9,904,517	90,500,018	79,162,329	149,239	-	-	21,242,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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